As filed with the Securities and Exchange Commission on January
28, 2000
                                                  File Nos.
                                                  02-94222
                                                  811-4149

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                             FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  28                      (X)

                              and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  29                                     (X)

                      FRANKLIN TAX-FREE TRUST
        (Exact Name of Registrant as Specified in Charter)

          777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, Including Area Code (650)312-2000

  HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Name and
        Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on February 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant's prospectus dated July 1, 1999, and Statement of Additional Information dated July 1, 1999, as amended January 1, 2000, as filed with the Securities and Exchange Commission under Form Type 497 on April 29, 1999 and December 20, 1999, respectively (File Nos. 02-94222 and 811-4149), are hereby incorporated by reference.

O TF1 P-2

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                              TO THE PROSPECTUS OF

                             FRANKLIN TAX-FREE TRUST
    (TF1 - FRANKLIN ARIZONA INSURED, FLORIDA INSURED, INSURED, MASSACHUSETTS
     INSURED, MICHIGAN INSURED, MINNESOTA INSURED AND OHIO INSURED TAX-FREE
                                 INCOME FUNDS)
                               DATED JULY 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Insured, Michigan and Ohio Funds offer three classes of shares: Class A, Class B and Class C.

II. The section "Performance", which begins on page 7, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
--------------------------------------------------------------------------------

The bar charts and tables below show the volatility of each fund's returns, which is one indicator of the risks of investing in a fund. The bar charts show changes in each fund's returns from year to year over the calendar years shown. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ARIZONA FUND ANNUAL TOTAL RETURNS1

[Begin callout]
BEST QUARTER:

Q1 '95
9.53%

WORST QUARTER:

Q1 '94
-7.89%
[End callout]

[Insert bar graph]

   -8.26%      21.20%    8.69%     4.59%       6.31%      -5.33%
-------------------------------------------------------------------
     94          95       96         97         98          99
                           YEAR


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999
                                                                    SINCE
                                                                   INCEPTION
                                              1 YEAR    5 YEARS    (4/30/93)
--------------------------------------------------------------------------------
Arizona Fund 2                                 -9.34%     5.83%        4.21%
Lehman Brothers Municipal Bond Index 3         -2.06%     6.91%        5.40%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FLORIDA FUND ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
9.30%

WORST QUARTER:

Q1 '94
-8.79%
[End callout]

[Insert bar graph]

   -9.85%      21.24%    8.00%     5.02%       6.67%      -4.59%
-------------------------------------------------------------------
     94          95       96         97         98          99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999
                                                                     SINCE
                                                                   INCEPTION
                                              1 YEAR    5 YEARS    (4/30/93)
--------------------------------------------------------------------------------
Florida Fund 2                                 -8.65%     6.04%        3.89%
Lehman Brothers Municipal Bond Index 3         -2.06%     6.91%        5.40%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

INSURED FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.63%

WORST QUARTER:

Q1 '94
-4.22%
[End callout]

[Insert bar graph]

6.57%    11.35%  9.38%   11.83%  -3.59%  13.60%  4.18%   8.11%   6.04%   -3.40%
--------------------------------------------------------------------------------
  90      91      92      93      94      95      96      97      98      99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                               1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Insured Fund - Class A 2                         -7.53%      4.65%      5.80%
Lehman Brothers Municipal Bond Index 3           -2.06%      6.91%      6.89%


                                                                      SINCE
                                                                    INCEPTION
                                                      1 YEAR        (5/1/95)
--------------------------------------------------------------------------------
Insured Fund - Class C 2                              -5.75%          3.98%
Lehman Brothers Municipal Bond Index 3                -2.06%          5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MASSACHUSETTS FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.87%

WORST QUARTER:

Q1 '97
-4.53%
[End callout]

[Insert bar graph]

 5.10%   11.46%   8.98%  11.79%  -3.63%  14.06%   8.53%   4.21%   5.39%   -3.72
--------------------------------------------------------------------------------
   90      91      92      93      94      95      96      97      98      99
                                   YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Massachusetts Fund - Class A 2                    -7.81%      4.62%      5.60%
Lehman Brothers Municipal Bond Index 3            -2.06%      6.91%      6.89%


                                                                  SINCE
                                                                 INCEPTION
                                                   1 YEAR        (5/1/95)
--------------------------------------------------------------------------------
Massachusetts Fund - Class C 2                     -6.11%        3.85%
Lehman Brothers Municipal Bond Index 3             -2.06%        5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MICHIGAN FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.70%

WORST QUARTER:

Q1 '97
-4.60%
[End callout]

[Insert bar graph]

 6.10%   10.96%   9.45%  12.09%  -3.93%  13.83%   8.87%   3.58%   6.47%  -2.27%
--------------------------------------------------------------------------------
   90      91      92      93      94      95      96      97      98      99
                                            YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Michigan Fund - Class A 2                         -6.46%     5.05%      5.90%
Lehman Brothers Municipal Bond Index 3            -2.06%     6.91%      6.89%


                                                                     SINCE
                                                                   INCEPTION
                                                     1 YEAR         (5/1/95)
--------------------------------------------------------------------------------
Michigan Fund - Class C2                             -4.75%          4.37%
Lehman Brothers Municipal Bond Index3                -2.06%          5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MINNESOTA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[End callout]
BEST QUARTER:

Q1 '95
5.70%

WORST QUARTER:

Q1 '94
-3.83%
[End callout]

[Insert bar graph]

5.82%    10.86%  8.62%   10.98%  -3.55%  13.31%  3.49%   7.69%   5.68%   -3.74%
--------------------------------------------------------------------------------
90       91      92      93      94      95      96      97      98      99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Minnesota Fund - Class A 2                      -7.82%      4.22%      5.31%
Lehman Brothers Municipal Bond Index 3          -2.06%      6.91%      6.89%


                                                                 SINCE
                                                                 INCEPTION
                                                   1 YEAR        (5/1/95)
--------------------------------------------------------------------------------
Minnesota Fund - Class C 2                         -6.18%        3.48%
Lehman Brothers Municipal Bond Index 3             -2.06%        5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

OHIO FUND - CLASS A ANNUAL TOTAL RETURNS1

[Begin callout]
BEST QUARTER:

Q1 '95
6.09%

WORST QUARTER:

Q1 '94
-4.75%
[End callout]

[Insert bar graph]

 6.64%   10.95%   8.98%  12.47%  -4.48%  14.34%   4.47%   8.16%   5.94%  -3.00%
--------------------------------------------------------------------------------
   90      91      92      93      94      95      96      97      98      99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Ohio Fund - Class A 2                           -7.15%      4.91%      5.82%
Lehman Brothers Municipal Bond Index 3          -2.06%      6.91%      6.89%



                                                                     SINCE
                                                                   INCEPTION
                                                      1 YEAR       (5/1/95)
--------------------------------------------------------------------------------
Ohio Fund - Class C 2                                 -5.35%         4.18%
Lehman Brothers Municipal Bond Index 3                -2.06%         5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

III. The section "Fees and Expenses", which begins on page 14, is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                   MASSA-
                                        ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
CLASS A                                 FUND     FUND     FUND     FUND     FUND     FUND       FUND
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price       4.25%    4.25%    4.25%    4.25%    4.25%    4.25%      4.25%
 Load imposed on purchases              4.25%    4.25%    4.25%    4.25%    4.25%    4.25%      4.25%
 Maximum deferred sales charge (load) 1 NONE     NONE     NONE     NONE     NONE     NONE       NONE
Exchange fee                            NONE     NONE    $5.00 2   NONE     NONE     NONE       NONE

CLASS B 3
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price         -        -      4.00%      -      4.00%      -        4.00%
 Load imposed on purchases                -        -      NONE       -      NONE       -        NONE
 Maximum deferred sales charge (load) 4   -        -      4.00%      -      4.00%      -        4.00%
Exchange fee                              -        -     $5.00 2     -      NONE       -        NONE

CLASS C
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price         -        -      1.99%     1.99%   1.99%    1.99%      1.99%
 Load imposed on purchases                -        -      1.00%     1.00%   1.00%    1.00%      1.00%
 Maximum deferred sales charge (load) 5   -        -      0.99%     0.99%   0.99%    0.99%      0.99%
Exchange fee                              -        -     $5.00 2    NONE    NONE     NONE       NONE

Please see "Choosing a Share Class" on page 27 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                      MASSA-
                                           ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
CLASS A                                    FUND     FUND     FUND     FUND     FUND     FUND       FUND
-------------------------------------------------------------------------------------------------------
Management fees                           0.66% 6   0.62% 6  0.47%    0.52%    0.47%    0.50%      0.48%
Distribution and service (12b-1) fees     0.10%     0.10%    0.09%    0.09%    0.09%    0.09%      0.09%
Other expenses                            0.08%     0.07%    0.06%    0.07%    0.07%    0.08%      0.08%
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses      0.84%6    0.79% 6  0.62%    0.68%    0.63%    0.67%      0.65%
-------------------------------------------------------------------------------------------------------
CLASS B 3
-------------------------------------------------------------------------------------------------------
Management fees                            -        -        0.47%    -        0.47%      -        0.48%
Distribution and service (12b-1) fees      -        -        0.65%    -        0.65%      -        0.65%
Other expenses                             -        -        0.06%    -        0.07%      -        0.08%
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses       -        -        1.18%    -        1.19%      -        1.21%
-------------------------------------------------------------------------------------------------------
                                                                      MASSA-
                                           ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
CLASS C                                    FUND     FUND     FUND     FUND     FUND     FUND       FUND
-------------------------------------------------------------------------------------------------------
Management fees                            -        -        0.47%    0.52%    0.47%      0.50%    0.48%
Distribution and service (12b-1 fees)      -        -        0.65%    0.65%    0.65%      0.65%    0.65%
Other expenses                             -        -        0.06%    0.07%    0.07%      0.08%    0.08%
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses       -        -        1.18%    1.24%    1.19%      1.23%    1.21%
-------------------------------------------------------------------------------------------------------

1. Except for investments of $1 million or more (see page 27).
2. This fee is only for market timers (see page 38).
3. The funds began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended February 28, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
4. Declines to zero after six years.
5. This is equivalent to a charge of 1% based on net asset value.
6. For the fiscal year ended February 28, 1999, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.19% for the Arizona Fund and 0.25% for the Florida Fund, and total annual fund operating expenses were 0.37% for the Arizona Fund and 0.42% for the Florida Fund. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in a fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          MASSA-
               ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
               FUND     FUND     FUND     FUND     FUND     FUND       FUND
--------------------------------------------------------------------------------
If you sell your shares at the
 end of the period:
CLASS A
1 Year 1       $507     $502     $486     $492     $487     $491       $489
3 Years        $682     $667     $615     $633     $618     $630       $624
5 Years        $871     $845     $756     $788     $761     $782       $772
10 Years     $1,418   $1,361   $1,166   $1,236   $1,178   $1,224     $1,201

CLASS B

1 Year         -        -        $520     -        $521     -          $523
3 Years        -        -        $675     -        $678     -          $684
5 Years        -        -        $849     -        $854     -          $865
10 Years 2     -        -      $1,276     -      $1,287     -        $1,310

CLASS C

1 Year         -        -        $317     $323     $318     $322       $320
3 Years        -        -        $471     $489     $474     $486       $480
5 Years        -        -        $743     $774     $748     $769       $758
10 Years       -        -      $1,517   $1,585   $1,529   $1,574     $1,551

                                 MASSA-
               ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
               FUND     FUND     FUND     FUND     FUND     FUND       FUND
--------------------------------------------------------------------------------

If you do not sell your shares:

CLASS B

1 Year         -        -        $120     -        $121     -          $123
3 Years        -        -        $375     -        $378     -          $384
5 Years        -        -        $649     -        $654     -          $665
10 Years 2     -        -      $1,276     -      $1,287     -        $1,310

CLASS C

1 Year         -        -        $219     $225     $220     $224       $222
3 Years        -        -        $471     $489     $474     $486       $480
5 Years        -        -        $743     $774     $748     $769       $758
10 Years       -        -      $1,517   $1,585   $1,529   $1,574     $1,551

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The management team on page 17 is replaced with the following:

The team responsible for the funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the Arizona and Florida Funds since their inception and the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JAMES PATRICK CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since December 1999. He joined the Franklin Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Arizona Fund since its inception. She joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Arizona and Florida Funds since their inception and the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1989. He joined the Franklin Templeton Group in 1986.

FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

Mr. Rivera has been an analyst or portfolio manager of the Massachusetts Fund since 1996. He joined the Franklin Templeton Group in 1994.

STELLA WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Florida Fund since its inception and the Ohio Fund since 1986. She joined the Franklin Templeton Group in 1986.

V. The following information is added to the section "Financial Highlights", which begins on page 21:

ARIZONA FUND                              SIX MONTHS ENDED
                                          AUGUST 31, 1999
                                          (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                10.84
Net investment income                                 .24
 Net realized and unrealized
 gains (losses)                                      (.61)
Total from investment operations                     (.37)
Distributions from net investment
 income                                              (.25) 2
Net asset value, end of period                      10.22
Total return (%) 3                                  (3.45)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)              84,095
Ratios to average net assets: (%)
 Expenses                                             .80 4
 Expenses excluding waiver and
 payments by affiliate                                .80 4
 Net investment income                               4.48 4
Portfolio turnover rate (%)                         12.96


FLORIDA FUND                              SIX MONTHS ENDED
                                          AUGUST 31, 1999
                                          (UNAUDITED)1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period             10.53
 Net investment income                             .24
 Net realized and unrealized
 gains (losses)                                   (.54)
Total from investment operations                  (.30)
Distributions from net investment
 income                                           (.25) 2
Net asset value, end of period                    9.98
Total return (%) 3                               (2.92)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)          120,590
Ratios to average net assets: (%)
 Expenses                                          .75 4
 Expenses excluding waiver and
 payments by affiliate                             .77 4
 Net investment income                            4.60 4
Portfolio turnover rate (%)                       9.32

INSURED FUND                              SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.26
 Net investment income                                .30
 Net realized and unrealized
 gains (losses)                                      (.58)
Total from investment operations                     (.28)
 Distributions from net investment
 income                                              (.30)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.33)
Net asset value, end of period                      11.65
Total return (%) 3                                  (2.39)
Ratios/supplemental data
Net assets, end of period ($ x 1 million) 1,614
Ratios to average net assets: (%)
 Expenses                                             .62 4
 Net investment income                               5.08 4
Portfolio turnover rate (%)                         11.56

                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.33
 Net investment income                                .27
 Net realized and unrealized
 gains  (losses)                                     (.58)
Total from investment operations                     (.31)
 Distributions from net investment
 income                                              (.27)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.30)
Net asset value, end of period                      11.72
Total return (%) 3                                  (2.58)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)              65,137
Ratios to average net assets: (%)
 Expenses                                            1.18 4
 Net investment income                               4.52 4
Portfolio turnover rate (%)                         11.56

MASSACHUSETTS FUND                        SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period             11.71
 Net investment income                             .29
 Net realized and unrealized
 gains (losses)                                   (.59)
Total from investment operations                  (.30)
Distributions from net investment
 income                                           (.29) 2
Net asset value, end of period                   11.12
Total return (%) 3                               (2.59)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)          331,351
Ratios to average net assets: (%)
 Expenses                                          .69 4
 Net investment income                            5.01 4
Portfolio turnover rate (%)                      13.05


                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period              11.76
 Net investment income                              .26
 Net realized and unrealized
 gains (losses)                                    (.58)
Total from investment operations                   (.32)
Distributions from net investment
 income                                            (.26) 5
Net asset value, end of period                    11.18
Total return (%) 3                                (2.77)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)            27,969
Ratios to average net assets: (%)
 Expenses                                          1.25 4
 Net investment income                             4.44 4
Portfolio turnover rate (%)                       13.05

MICHIGAN FUND                             SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period               12.28
 Net investment income                               .30
 Net realized and unrealized
 gains (losses)                                     (.56)
Total from investment operations                    (.26)
Distributions from net investment
 income                                             (.30) 2
Net asset value, end of period                     11.72
Total return (%) 3                                 (2.11)
Ratios/supplemental data
Net assets, end of period ($ x 1 million)          1,152
Ratios to average net assets: (%)
 Expenses                                            .64 4
 Net investment income                              4.98 4
Portfolio turnover rate (%)                         3.87

                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period               12.36
 Net investment income                               .27
 Net realized and unrealized
 gains (losses)                                     (.56)
Total from investment operations                    (.29)
Distributions from net investment
 income                                             (.27) 2
Net asset value, end of period                     11.80
Total return (%) 3                                 (2.40)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)             53,635
Ratios to average net assets: (%)
 Expenses                                           1.20 4
 Net investment income                              4.42 4
Portfolio turnover rate (%)                         3.87

MINNESOTA FUND                            SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.14
 Net investment income                                .29
 Net realized and unrealized
 gains (losses)                                      (.58)
Total from investment operations                     (.29)
 Distributions from net investment
 income                                              (.29)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.32)
Net asset value, end of period                      11.53
Total return (%) 3                                  (2.37)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)             490,291
Ratios to average net assets: (%)
 Expenses                                             .67 4
 Net investment income                               4.88 4
Portfolio turnover rate (%)                          6.29


                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period              12.19
 Net investment income                              .26
 Net realized and unrealized
 gains (losses)                                    (.58)
Total from investment operations                   (.32)
 Distributions from net investment
 income                                            (.26)
 In excess of net investment income                (.01)
 Distributions from net realized gains             (.02)
Total distributions                                (.29)
Net asset value, end of period                    11.58
Total return (%) 3                                (2.64)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)            23,217
Ratios to average net assets: (%)
 Expenses                                          1.23 4
 Net investment income                             4.32 4
Portfolio turnover rate (%)                        6.29

OHIO FUND                                 SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period               12.49
 Net investment income                               .30
 Net realized and unrealized
 gains (losses)                                     (.58)
Total from investment operations                    (.28)
 Distributions from net investment
 income                                             (.30)
 In excess of net investment income                 (.01)
 Distributions from net realized gains              (.02)
Total distributions                                 (.33)
Net asset value, end of period                     11.88
Total return (%) 3                                 (2.31)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)            754,531
Ratios to average net assets: (%)
 Expenses                                            .65 4
 Net investment income                              4.93 4
Portfolio turnover rate (%)                         5.79

                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.56
 Net investment income                                .27
 Net realized and unrealized
 gains (losses)                                      (.58)
Total from investment operations                     (.31)
 Distributions from net investment
 income                                              (.27)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.30)
Net asset value, end of period                      11.95
Total return (%) 3                                  (2.57)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)              43,655
Ratios to average net assets: (%)
 Expenses                                            1.21 4
 Net investment income                               4.37 4
Portfolio turnover rate (%)                          5.79

1. Based on average shares outstanding.
2. Includes distributions in excess of net investment income in the amount of $.004.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.
5. Includes distributions in excess of net investment income in the amount of $.003.

VI. In the section "Choosing a Share Class", which begins on page 27, the following changes are made:

(a) The first chart on page 27 is replaced with the following:

                            CLASS B (INSURED,          CLASS C (ALL FUNDS
                            MICHIGAN AND OHIO FUNDS    EXCEPT ARIZONA AND
CLASS A                     ONLY)                      FLORIDA)
--------------------------------------------------------------------------------
o Initial sales charge of   o No initial sales charge  o Initial sales charge
  4.25% or less                                          of 1%

o Deferred sales charge of  o Deferred sales charge    o Deferred sales charge
  1% on purchases of $1       of 4% on shares you        of 1% on shares you
  million or more sold        sell within the first      sell within 18 months
  within 12 months            year, declining to 1%
                              within six years and
                              eliminated after that

o Lower annual expenses     o Higher annual expenses   o Higher annual expenses
  than Class B or C due       than Class A (same as      than Class A (same as
  to lower distribution       Class C) due to higher     Class B) due to
  fees                        distribution fees.         higher distribution
                              Automatic conversion to    fees. No conversion
                              Class A shares after       to Class A shares, so
                              eight years, reducing      annual expenses do
                              future annual expenses.    not decrease.

THE INSURED, MICHIGAN AND OHIO FUNDS BEGAN OFFERING CLASS B SHARES ON FEBRUARY 1, 2000.

(b) The following is added before the discussion of Class C sales charges on page 28:

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES                          THIS % IS DEDUCTED FROM YOUR
WITHIN THIS MANY YEARS AFTER BUYING THEM         PROCEEDS AS A CDSC
--------------------------------------------------------------------------------
1 Year                                                       4
2 Years                                                      4
3 Years                                                      3
4 Years                                                      3
5 Years                                                      2
6 Years                                                      1
7 Years                                                      0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 28). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 28 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

VII. The section "Sales Charge Waivers" on page 30 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

VIII. The following sentence is added after the minimum investments table on page 31:

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

IX. The footnote in the section "Distribution Options" on page 33 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

X. The following is added after the second paragraph in the section "Exchange Privilege" on page 34:

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XI. The second paragraph of the "By Mail" section in the Selling Shares chart on page 36 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XII. In the Selling Shares table on page 36 the section "By Wire" is replaced with the following:

--------------------------------------------------------------------------------
[INSERT GRAPHIC OF THREE     You can call or write to have redemption proceeds
LIGHTNING BOLTS]             sent to a bank account. See the policies above for
BY ELECTRONIC FUNDS          selling shares by mail or phone.
TRANSFER (ACH)
                             Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                             If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------

XIII. The section "Statements and Reports" on page 37 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XIV. The section "Dealer compensation" on page 39 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                   CLASS A          CLASS B         CLASS C
--------------------------------------------------------------------------------
COMMISSION (%)                          -             3.00           2.00
Investment under $100,000            4.00               -              -
$100,000 but under $250,000          3.25               -              -
$250,000 but under $500,000          2.25               -              -
$500,000 but under $1 million        1.85               -              -
$1 million or more             up to 0.75 1             -              -
12b-1 fee to dealer                  0.15 (Arizona    0.15 2         0.65 3
                                         and Florida
                                         Funds)
                                     0.10 (all other funds)

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

Please keep this supplement for future reference.


O TF2 P-2

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                              TO THE PROSPECTUS OF

                             FRANKLIN TAX-FREE TRUST
         (TF2 - FRANKLIN ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA,
                                    MARYLAND,
          MISSOURI, NORTH CAROLINA, TEXAS AND VIRGINIA TAX-FREE INCOME
                                     FUNDS)
                               DATED JULY 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Florida Fund offers three classes of shares:
Class A, Class B and Class C.

II. The section "Performance", which begins on page 7, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
-------------------------------------------------------------------

The bar charts and tables below show the volatility of each fund's returns, which is one indicator of the risks of investing in a fund. The bar charts show changes in each fund's returns from year to year over the calendar years shown. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ALABAMA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST
QUARTER:

Q1 '95
6.25%

WORST QUARTER:

Q1 '94
-4.36%
[End callout]

[Insert bar graph]

 5.29%  12.40% 8.79%  12.24% -4.44% 15.28% 4.95% 9.03%  3.42%  -3.60%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                          1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------
Alabama Fund - Class A 2                  -7.70%    4.72%   5.69%
Lehman Brothers Municipal Bond Index 3    -2.06%    6.91%   6.89%


                                                           SINCE
                                                           INCEPTION
                                                 1 YEAR    (5/1/95)
-------------------------------------------------------------------
Alabama Fund - Class C 2                         -6.01%    3.85%
Lehman Brothers Municipal Bond Index 3           -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FLORIDA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.93%

WORST QUARTER:

Q1 '94
-3.84%
[End callout]

[Insert bar graph]

6.08%   12.56% 8.81%  12.01% -3.34% 14.67% 4.39% 8.11%  6.34%  -3.31%
----------------------------------------------------------------------
90      91     92     93     94     95     96    97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                         1 YEAR  5 YEARS  10 YEARS
-------------------------------------------------------------------
Florida Fund - Class A 2                 -7.42%  4.97%    6.01%
Lehman Brothers Municipal Bond Index 3   -2.06%  6.91%    6.89%

                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
-------------------------------------------------------------------
Florida Fund - Class C 2                         -5.60    4.27%
Lehman Brothers Municipal Bond Index 3           -2.06%   5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

GEORGIA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.84%

WORST QUARTER:

Q1 '94
-4.26%
[End callout]

[Insert bar graph]

5.65%   12.23% 8.82%  11.89% -3.74% 14.06% 4.66% 7.84%  5.63%  -3.82%
----------------------------------------------------------------------
  91      92     92     93     94     95    96     97     98     99
                                      YEAR


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                       1 YEAR  5 YEARS  10 YEARS
-------------------------------------------------------------------
Georgia Fund - Class A 2               -7.92%  4.61%    5.69%
Lehman Brothers Municipal Bond Index 3 -2.06%  6.91%    6.89%

                                                        SINCE
                                                        INCEPTION
                                              1 YEAR    (5/1/95)
-------------------------------------------------------------------
Georgia Fund - Class C 2                      -6.19%    3.85%
Lehman Brothers Municipal Bond Index 3        -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

KENTUCKY FUND ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
8.79%

WORST QUARTER:

Q1 '94
-7.34%
[End callout]

[Insert bar graph]

 10.48%  13.90%  -8.52%  19.86%   4.26%  9.35%   6.09%   -4.23%
-----------------------------------------------------------------
   92      93      94      95      96      97     98       99
                                      YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                        SINCE
                                                        INCEPTION
                                       1 YEAR  5 YEARS  (10/12/91)
-------------------------------------------------------------------
Kentucky Fund 2                        -8.29%  5.86%      5.60%
Lehman Brothers Municipal Bond Index 3 -2.06%  6.91%      6.42%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

LOUISIANA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.84%

WORST QUARTER:

Q1 '94
-4.47%
[End callout]


[Insert bar graph]

6.50%   12.23% 8.98%  11.13% -4.80% 14.59% 4.83% 8.79%  5.39%  -3.87%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                       1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------
Louisiana Fund - Class A 2              -7.98%    4.86%     5.74%
Lehman Brothers Municipal Bond Index 3  -2.06%    6.91%     6.89%

                                                        SINCE
                                                        INCEPTION
                                               1 YEAR   (5/1/95)
-------------------------------------------------------------------
Louisiana Fund - Class C 2                     -6.18%   4.14%
Lehman Brothers Municipal Bond Index 3         -2.06%   5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MARYLAND FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
7.25%

WORST QUARTER:

Q1 '94
-4.78%
[End callout]

[Insert bar graph]

 5.41%  12.06% 8.87%  12.15% -5.09% 17.27% 3.96% 8.54%  5.88%  -3.81%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                         1 YEAR   5 YEARS  10 YEARS
-------------------------------------------------------------------
Maryland Fund - Class A 2                -7.91%   5.23%     5.86%
Lehman Brothers Municipal Bond Index 3   -2.06%   6.91%     6.89%

                                                        SINCE
                                                        INCEPTION
                                               1 YEAR   (5/1/95)
-------------------------------------------------------------------
Maryland Fund - Class C 2                      -6.19%   4.33%
Lehman Brothers Municipal Bond Index 3         -2.06%   5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MISSOURI FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
6.44%

WORST QUARTER:

Q1 '94
-4.84%
[End callout]

[Insert bar graph]

 6.66%  11.97% 9.02%  13.28% -5.09% 15.68% 4.70% 9.14%  5.76%  -4.31%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                         1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------
Missouri Fund - Class A 2                -8.36%   5.07%     6.02%
Lehman Brothers Municipal Bond Index 3   -2.06%   6.91%     6.89%

                                                         SINCE
                                                         INCEPTION
                                               1 YEAR    (5/1/95)
-------------------------------------------------------------------
Missouri Fund - Class C 2                      -6.66%    4.16%
Lehman Brothers Municipal Bond Index 3         -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

NORTH CAROLINA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
7.28%

WORST QUARTER:

Q1 '94
-4.97%
[End callout]

[Insert bar graph]

 6.33%  11.50% 9.12%  11.67% -5.73% 16.12% 4.08% 8.91%  5.94%  -4.23%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                        1 YEAR   5 YEARS  10 YEARS
-------------------------------------------------------------------
North Carolina Fund - Class A 2         -8.29%   5.04%    5.70%
Lehman Brothers Municipal Bond Index 3  -2.06%   6.91%    6.89%

                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
-------------------------------------------------------------------
North Carolina Fund - Class C 2                  -6.65%    4.07%
Lehman Brothers Municipal Bond Index 3           -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

TEXAS FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
4.96%

WORST QUARTER:

Q1 '94
-3.48%
[End callout]

[Insert bar graph]

6.04%   12.14% 8.56%  11.59% -2.79% 13.32% 5.17% 9.10%  5.10%  -4.50%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                         1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------
Texas Fund - Class A 2                  -8.57%    4.56%     5.75%
Lehman Brothers Municipal Bond Index 3  -2.06%    6.91%     6.89%

                                                          SINCE
                                                          INCEPTION
                                                1 YEAR   (5/1/95)
-------------------------------------------------------------------
Texas Fund - Class C 2                          -6.85%   4.14%
Lehman Brothers Municipal Bond Index 3          -2.06%   5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VIRGINIA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
6.53%

WORST QUARTER:

Q1 '94
-4.30%
[End callout]

[Insert bar graph]

5.91%   12.53% 8.95%  12.40% -4.64% 15.45% 4.17% 8.50%  5.83%  -4.09%
----------------------------------------------------------------------
90      91     92     93     94     95     96    97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                       1 YEAR  5 YEARS  10 YEARS
-------------------------------------------------------------------
Virginia Fund - Class A 2              -8.18%  4.87%    5.85%
Lehman Brothers Municipal Bond Index 3 -2.06%  6.91%    6.89%

                                                        SINCE
                                                        INCEPTION
                                               1 YEAR   (5/1/95)
-------------------------------------------------------------------
Virginia Fund - Class C 2                      -6.53%   4.03%
Lehman Brothers Municipal Bond Index 3         -2.06%   5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

III. In the section "Fees and Expenses", which begins on page 17, the following changes are made:

(a) The information for the Florida Fund in the Shareholder Fees table and in the Annual Fund Operating Expenses Table is revised to read as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        FLORIDA
CLASS A                                                 FUND
-------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price                       4.25%
 Load imposed on purchases                               4.25%
 Maximum deferred sales charge (load) 1                  NONE
Exchange fee                                             NONE

CLASS B 2
-------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price                       4.00%
 Load imposed on purchases                               NONE
 Maximum deferred sales charge (load) 3                  4.00%
Exchange fee                                             NONE

CLASS C
-------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price                       1.99%
 Load imposed on purchases                               1.00%
 Maximum deferred sales charge (load) 4                  0.99%
Exchange fee                                             NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)


                                                         FLORIDA
CLASS A                                                  FUND
-------------------------------------------------------------------
Management fees                                          0.47%
Distribution and service (12b-1) fees                    0.09%
Other expenses                                           0.05%
Total annual fund operating expenses                     0.61%

CLASS B 2
-------------------------------------------------------------------
Management fees                                          0.47%
Distribution and service (12b-1) fees                    0.65%
Other expenses                                           0.05%
Total annual fund operating expenses                     1.17%

CLASS C
-------------------------------------------------------------------
Management fees                                          0.47%
Distribution and service (12b-1 fees)                    0.65%
Other expenses                                           0.05%
Total annual fund operating expenses                     1.17%

1. Except for investments of $1 million or more (see page 35).

2. The fund began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended February 28, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

(b) The information for the Florida Fund in the Example table on page 19 is revised to read as follows:


                                                        FLORIDA
                                                        FUND
-------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A
1 Year 1                                                 $485
3 Years                                                  $612
5 Years                                                  $751
10 Years                                               $1,155

CLASS B
1 Year                                                   $519
3 Years                                                  $672
5 Years                                                  $844
10 Years 2                                             $1,264

CLASS C
1 Year                                                   $316
3 Years                                                  $468
5 Years                                                  $737
10 Years                                               $1,506

If you do not sell your shares:

CLASS B
1 Year                                                   $119
3 Years                                                  $372
5 Years                                                  $644
10 Years 2                                             $1,264

CLASS C
1 Year                                                   $218
3 Years                                                  $468
5 Years                                                  $737
10 Years                                               $1,506

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The management team on pages 20 and 21 is replaced with the following:

The team responsible for the funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of each fund since its inception. She is the co-Director of Franklin's
Municipal Bond Department. She joined the Franklin Templeton
Group in 1986.

JAMES PATRICK CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Alabama and Maryland Funds since December 1999. He joined the Franklin
Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Missouri Fund since 1992. She joined the Franklin Templeton Group in 1990.

MARK ORSI, VICE PRESIDENT OF ADVISERS

Mr. Orsi has been an analyst or portfolio manager of the Kentucky Fund since its inception and the North Carolina and Virginia Funds since 1991. He joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Alabama, Florida, Georgia and Maryland Funds since 1989. He joined the Franklin Templeton Group in 1986.

FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

Mr. Rivera has been an analyst or portfolio manager of the Georgia, Kentucky, Louisiana and Texas Funds since 1996. He joined the Franklin Templeton Group in 1994.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Louisiana and Texas Funds since 1991. He joined the Franklin
Templeton Group in 1989.

STELLA WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Florida, Maryland, Missouri, North Carolina and Virginia Funds since their inception. She joined the Franklin Templeton Group in 1986.

V. The following information is added to the section "Financial Highlights", which begins on page 25:

ALABAMA FUND                                 SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.68
 Net investment income                               .30
 Net realized and unrealized
  gains (losses)                                    (.56)
Total from investment operations                    (.26)
 Distributions from net investment
  income                                            (.30) 2
 Distributions from net realized gains              (.01)
Total distributions                                 (.31)
Net asset value, end of period                     11.11
Total return (%) 3                                 (2.24)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             225,818
Ratios to average net assets: (%)
 Expenses                                            .72 4
 Net investment income                              5.30 4
Portfolio turnover rate (%)                        12.37

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.74
 Net investment income                               .27
 Net realized and unrealized
  gains (losses)                                    (.56)
Total from investment operations                    (.29)
 Distributions from net investment
  income                                            (.27) 2
 Distributions from net realized gains              (.01)
Total distributions                                 (.28)
Net asset value, end of period                     11.17
Total return (%) 3                                 (2.52)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             16,250
Ratios to average net assets: (%)
 Expenses                                           1.26 4
 Net investment income                              4.74 4
Portfolio turnover rate (%)                        12.37

FLORIDA FUND                                 SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.91
 Net investment income                               .31
 Net realized and unrealized
  gains (losses)                                    (.56)
Total from investment operations                    (.25)
 Distributions from net investment
  income                                            (.31) 5
 Distributions from net realized gains             -6
Total distributions                                 (.31)
Net asset value, end of period                     11.35
Total return (%) 3                                 (2.16)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)          1,663
Ratios to average net assets: (%)
 Expenses                                            .62 4
 Net investment income                              5.22 4
Portfolio turnover rate (%)                        12.12

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.01
 Net investment income                               .27
 Net realized and unrealized
  gains (losses)                                    (.57)
Total from investment operations                    (.30)
 Distributions from net investment
  income                                            (.27)
 Distributions from net realized gains             -6
Total distributions                                 (.27)
Net asset value, end of period                     11.44
Total return (%) 3                                 (2.51)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              82,528
Ratios to average net assets: (%)
 Expenses                                           1.18 4
 Net investment income                              4.70 4
Portfolio turnover rate (%)                        12.12

GEORGIA FUND                                 SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.07
 Net investment income                               .30
 Net realized and unrealized
  gains (losses)                                    (.58)
Total from investment operations                    (.28)
 Distributions from net investment
  income                                            (.30)
 In excess of net investment income                 (.01)
 Distributions from net realized gains             -7
Total distributions                                 (.31)
Net asset value, end of period                     11.48
Total return (%) 3                                 (2.39)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             158,065
Ratios to average net assets: (%)
 Expenses                                            .76 4
 Net investment income                              4.98 4
Portfolio turnover rate (%)                        22.14

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.15
 Net investment income                               .26
 Net realized and unrealized
  gains (losses)                                    (.59)
Total from investment operations                    (.33)
 Distributions from net investment
  income                                            (.26)
 In excess of net investment income                 (.01)
 Distributions from net realized gains             -7
Total distributions                                 (.27)
Net asset value, end of period                     11.55
Total return (%) 3                                 (2.73)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              18,235
Ratios to average net assets: (%)
 Expenses                                           1.32 4
 Net investment income                              4.44 4
Portfolio turnover rate (%)                        22.14

KENTUCKY FUND                                SIX MONTHS ENDED
                                              AUGUST 31, 1999
                                               (UNAUDITED)1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.47
 Net investment income                               .29
 Net realized and unrealized
  gains (losses)                                    (.59)
Total from investment operations                    (.30)
Distributions from net investment
  income                                            (.30)8
Net asset value, end of period                     10.87
Total return (%) 3                                 (2.69)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              66,957
Ratios to average net assets: (%)
 Expenses                                            .46 4
 Expenses excluding waiver and
  payments by affiliates                             .80 4
 Net investment income                              5.14
Portfolio turnover rate (%)                         4.83

LOUSIANA FUND                                SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.59
 Net investment income                               .29
 Net realized and unrealized
  gains (losses)                                    (.59)
Total from investment operations                    (.30)
Distributions from net investment
  income                                            (.30)9
Net asset value, end of period                     10.99
Total return (%) 3                                 (2.64)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             155,071
Ratios to average net assets: (%)
 Expenses                                            .74 4
 Net investment income                              5.14 4
Portfolio turnover rate (%)                        13.54

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.66
 Net investment income                               .26
 Net realized and unrealized
  gains (losses)                                    (.60)
Total from investment operations                    (.34)
Distributions from net investment
  income                                            (.26)9
Net asset value, end of period                     11.06
Total return (%) 3                                 (2.91)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              12,377
Ratios to average net assets: (%)
 Expenses                                           1.30 4
 Net investment income                              4.58 4
Portfolio turnover rate (%)                        13.54

MARYLAND FUND                                SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.66
 Net investment income                               .28
 Net realized and unrealized
  gains (losses)                                    (.58)
Total from investment operations                    (.30)
 Distributions from net investment
  income                                            (.28) 10
 Distributions from net realized gains              (.03)
Total distributions                                 (.31)
Net asset value, end of period                     11.05
Total return (%) 3                                 (2.61)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             248,211
Ratios to average net assets: (%)
 Expenses                                            .72 4
 Net investment income                              4.88 4
Portfolio turnover rate (%)                         1.01

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.75
 Net investment income                               .25
 Net realized and unrealized
  gains (losses)                                    (.58)
Total from investment operations                    (.33)
 Distributions from net investment
  income                                            (.25) 10
 Distributions from net realized gains              (.03)
Total distributions                                 (.28)
Net asset value, end of period                     11.14
Total return (%) 3                                 (2.86)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              18,474
Ratios to average net assets: (%)
 Expenses                                           1.28 4
 Net investment income                              4.34 4
Portfolio turnover rate (%)                         1.01

MISSOURI FUND                                SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.19
 Net investment income                               .30
 Net realized and unrealized
  gains (losses)                                    (.66)
Total from investment operations                    (.35)
 Distributions from net investment
  income                                            (.30) 11
 Distributions from net realized gains              (.01)
Total distributions                                 (.31)
Net asset value, end of period                     11.52
Total return (%) 3                                 (2.92)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             383,809
Ratios to average net assets: (%)
 Expenses                                            .68 4
 Net investment income                              4.98 4
Portfolio turnover rate (%)                        10.22

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.24
 Net investment income                               .27
 Net realized and unrealized
  gains (losses)                                    (.66)
Total from investment operations                    (.39)
 Distributions from net investment
  income                                            (.27) 11
 Distributions from net realized gains              (.01)
Total distributions                                 (.28)
Net asset value, end of period                     11.57
Total return (%) 3                                 (3.18)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              25,343
Ratios to average net assets: (%)
 Expenses                                           1.24 4
 Net investment income                              4.42 4
Portfolio turnover rate (%)                        10.22

NORTH CAROLINA FUND                          SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.16
 Net investment income                               .30
 Net realized and unrealized
  gains (losses)                                    (.63)
Total from investment operations                    (.33)
Distributions from net investment
  income                                            (.30)2
Net asset value, end of period                     11.53
Total return (%) 3                                 (2.73)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             346,559
Ratios to average net assets: (%)
 Expenses                                            .68 4
 Net investment income                              5.00 4
Portfolio turnover rate (%)                         4.56

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               12.24
 Net investment income                               .27
 Net realized and unrealized
  gains (losses)                                    (.64)
Total from investment operations                    (.37)
Distributions from net investment
  income                                            (.27) 2
Net asset value, end of period                     11.60
Total return (%) 3                                 (3.08)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              42,286
Ratios to average net assets: (%)
 Expenses                                           1.24 4
 Net investment income                              4.44 4
Portfolio turnover rate (%)                         4.56

TEXAS FUND                                   SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.42
 Net investment income                               .29
 Net realized and unrealized
  gains (losses)                                    (.54)
Total from investment operations                    (.25)
 Distributions from net investment
  income                                            (.30) 12
 Distributions from net realized gains              (.04)
Total distributions                                 (.34)
Net asset value, end of period                     10.83
Total return (%) 3                                 (2.28)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             117,632
Ratios to average net assets: (%)
 Expenses                                            .79 4
 Net investment income                              5.17 4
Portfolio turnover rate (%)                        13.64

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.57
 Net investment income                               .26
 Net realized and unrealized
  gains (losses)                                    (.56)
Total from investment operations                    (.30)
 Distributions from net investment
  income                                            (.26) 12
 Distributions from net realized gains              (.04)
Total distributions                                 (.30)
Net asset value, end of period                     10.97
Total return (%) 3                                 (2.63)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              4,911
Ratios to average net assets: (%)
 Expenses                                           1.35 4
 Net investment income                              4.61 4
Portfolio turnover rate (%)                        13.64

VIRGINIA FUND                                SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.88
 Net investment income                               .29
 Net realized and unrealized
  gains (losses)                                    (.62)
Total from investment operations                    (.33)
Distributions from net investment
  income                                            (.30) 13
Net asset value, end of period                     11.25
Total return (%) 3                                 (2.85)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             363,263
Ratios to average net assets: (%)
 Expenses                                            .68 4
 Net investment income                              5.02 4
Portfolio turnover rate (%)                         8.55

                                             SIX MONTHS ENDED
                                              AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period               11.95
 Net investment income                               .26
 Net realized and unrealized
  gains (losses)                                    (.62)
Total from investment operations                    (.36)
Distributions from net investment
  income                                            (.26) 13
Net asset value, end of period                     11.33
Total return (%) 3                                 (3.02)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             23,673
Ratios to average net assets: (%)
 Expenses                                           1.24 4
 Net investment income                              4.46 4
Portfolio turnover rate (%)                         8.55

1. Based on average shares outstanding.

2. Includes distributions in excess of net investment income in the amount of $.002.

3. Total return does not include sales charges, and is not annualized.

4. Annualized.

5. Includes distributions in excess of net investment income in the amount of $.001.

6. Includes distributions of net realized gains in the amount of $.001.

7. Includes distributions of net realized gains in the amount of $.002.

8. Includes distributions in excess of net investment income in the amount of $.008.

9. Includes distributions in excess of net investment income in the amount of $.008 and $.007 for Class A and C, respectively.

10. Includes distributions in excess of net investment income in the amount of $.002 and $.001 for Class A and C, respectively.

11. Includes distributions in excess of net investment income in the amount of $.0001.

12. Includes distributions in excess of net investment income in the amount of $.006 and $.005 for Class A and Class C, respectively.

13. Includes distributions in excess of net investment income in the amount of $.005 and $.004 for Class A and C, respectively.

VI. In the section "Choosing a Share Class", which begins on page 35, the following changes are made:

(a) The first chart on page 35 is replaced with the following:

                        CLASS B (FLORIDA FUND  CLASS C (ALL FUNDS
CLASS A                 ONLY)                  EXCEPT KENTUCKY)
----------------------------------------------------------------------
o Initial sales charge  o No initial sales     o Initial sales
  of 4.25% or less        charge                 charge of 1%
o Deferred sales        o Deferred sales       o Deferred sales
  charge of 1% on         charge of 4% on        charge of 1% on
  purchases of $1         shares you sell        shares you sell
  million or more sold    within the first       within 18 months
  within 12 months        year, declining to
                          1% within six years
                          and eliminated
                          after that
o Lower annual          o Higher annual        o Higher annual
  expenses than Class     expenses than Class    expenses than Class
  B or C due to lower     A (same as Class C)    A (same as Class B)
  distribution fees       due to higher          due to higher
                          distribution fees.     distribution fees.
                          Automatic              No conversion to
                          conversion to Class    Class A shares, so
                          A shares after         annual expenses do
                          eight years,           not decrease.
                          reducing future
                          annual expenses.

                THE FLORIDA FUND BEGAN OFFERING CLASS B SHARES ON
                                FEBRUARY 1, 2000.

(b) The following is added before the discussion of Class C sales charges on page 36:

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES                      THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING          THEM YOUR PROCEEDS AS A CDSC
-------------------------------------------------------------------------
1 Year                                                 4
2 Years                                                4
3 Years                                                3
4 Years                                                3
5 Years                                                2
6 Years                                                1
7 Years                                                0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 36). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 36 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

VII. The section "Sales Charge Waivers" on page 38 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

VIII. The following sentence is added after the minimum investments table on page 38:

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

IX. The footnote in the section "Distribution Options" on page 40 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

X. The following is added after the second paragraph in the section "Exchange Privilege" on page 41:

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XI. The second paragraph of the "By Mail" section in the Selling Shares chart on page 43 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XII. In the Selling Shares table on page 43 the section "By Wire" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of       You can call or write to have redemption
three lightning bolts]   proceeds sent to a bank account. See the
BY ELECTRONIC FUNDS      policies above for selling shares by mail
TRANSFER (ACH)           or phone.

                         Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                         If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
-------------------------------------------------------------------------

XIII. The section "Statements and Reports" on page 44 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XIV. The section "Dealer compensation" on page 46 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


                                 CLASS A       CLASS B  CLASS C
-----------------------------------------------------------------
COMMISSION (%)                         -          3.00    2.00
Investment under $100,000              4.00       -       -
$100,000 but under $250,000            3.25       -       -
$250,000 but under $500,000            2.25       -       -
$500,000 but under $1 million          1.85       -       -
$1 million or more               up to 0.75 1     -       -
12B-1 FEE TO DEALER                    0.10       0.15 2  0.65 3

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

         Please keep this supplement for future reference.


O TF3 P-2

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                              TO THE PROSPECTUS OF

                             FRANKLIN TAX-FREE TRUST
             (TF3 - FRANKLIN ARIZONA, COLORADO, CONNECTICUT, FEDERAL
                     INTERMEDIATE-TERM, HIGH YIELD, INDIANA,
           MICHIGAN, NEW JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO
                             TAX-FREE INCOME FUNDS)
                               DATED JULY 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Arizona, New Jersey and Pennsylvania Funds offer three classes of shares: Class A, Class B and Class C.

II. On June 23, 1999, shareholders of the Franklin Indiana Tax-Free Income Fund approved a proposal to merge the Indiana Fund into the Franklin Federal Tax-Free Income Fund, and shareholders of the Franklin Michigan Tax-Free Income Fund approved a proposal to merge the Michigan Fund into the Franklin Michigan Insured Tax-Free Income Fund. The merger of the Franklin Indiana Tax-Free Income Fund was completed on June 24, 1999. The merger of the Franklin Michigan Tax-Free Income Fund was completed on August 26, 1999. Please see below for additional details.

FRANKLIN INDIANA TAX-FREE INCOME FUND

On June 24, 1999, Franklin Federal Tax-Free Income Fund acquired the assets of Franklin Indiana Tax-Free Income Fund. In exchange, Franklin Indiana Tax-Free Income Fund received shares of Franklin Federal Tax-Free Income Fund, which it distributed to its shareholders. All references to the Franklin Indiana Tax-Free Income Fund in the prospectus are deleted.

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

On August 26, 1999, Franklin Michigan Insured Tax-Free Income Fund acquired the assets of Franklin Michigan Tax-Free Income Fund. In exchange, Franklin Michigan Tax-Free Income Fund received shares of Franklin Michigan Insured Tax-Free Income Fund, which it distributed to its shareholders. All references to the Franklin Michigan Tax-Free Income Fund in the prospectus are deleted.

III. The section "Performance", which begins on page 9, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
-------------------------------------------------------------------

The bar charts and tables below show the volatility of each fund's returns, which is one indicator of the risks of investing in a fund. The bar charts show changes in each fund's returns from year to year over the calendar years shown. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ARIZONA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.83%

WORST QUARTER:

Q1 '94
-4.32%
[End callout]

[Insert bar graph]

 5.80%  12.24% 10.02% 11.18% -4.03% 14.59% 4.21% 8.23%  5.44%  -3.83%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999


                                          1 YEAR   5 YEARS  10 YEARS
----------------------------------------------------------------------
Arizona Fund - Class A 2                  -7.95%    4.63%     5.75%
Lehman Brothers Municipal Bond Index 3    -2.06%    6.91%     6.89%


                                                           SINCE
                                                           INCEPTION
                                                1 YEAR     (5/1/95)
----------------------------------------------------------------------
Arizona Fund - Class C 2                        -6.23%      3.92%
Lehman Brothers Municipal Bond Index 3          -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

COLORADO FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
6.62%

WORST QUARTER:

Q1 '94
-5.02%
[End callout]

[Insert bar graph]

 5.78%  12.35% 10.00% 12.74% -5.43% 16.07% 4.76% 8.82%  5.73%  -4.43
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999


                                          1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Colorado Fund - Class A 2                 -8.52%    5.07%     5.96%
Lehman Brothers Municipal Bond Index 3    -2.06%    6.91%     6.89%


                                                          SINCE
                                                          INCEPTION
                                              1 YEAR      (5/1/95)
---------------------------------------------------------------------
Colorado Fund - Class C 2                     -6.77%       4.18%
Lehman Brothers Municipal Bond Index 3        -2.06%       5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

CONNECTICUT FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.54%

WORST QUARTER:

Q1 '94
-4.73%
[End callout]

[Insert bar graph]

 4.93%  10.77% 8.33%  12.32% -5.40% 14.32% 4.48% 8.50%  5.96%  -4.82%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                         1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Connecticut Fund - Class A 2             -8.86%    4.60%     5.29%
Lehman Brothers Municipal Bond Index 3   -2.06%    6.91%     6.89%


                                                          SINCE
                                                          INCEPTION
                                               1 YEAR     (5/1/95)
---------------------------------------------------------------------
Connecticut Fund - Class C 2                   -7.15%      3.84%
Lehman Brothers Municipal Bond Index 3         -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEDERAL INTERMEDIATE FUND ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.19%

WORST QUARTER:

Q1 '94
-3.76%
[End callout]

[Insert bar graph]

 12.68%   -2.71%   14.42%   6.68%   5.27%   5.80%     -1.84%
---------------------------------------------------------------
   93       94       95      96      97       98        99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                           SINCE
                                                           INCEPTION
                                           1 YEAR  5 YEARS (9/21/92)
----------------------------------------------------------------------
Federal Intermediate Fund 2                -4.05%   5.47%    5.40%
Lehman Brothers 10-Year Municipal Bond     -1.25%   7.12%    6.19%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers 10-Year Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least 10 years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

HIGH YIELD FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
6.38%

WORST QUARTER:

Q1 '94
-3.02%
[End callout]

[Insert bar graph]

 5.11%  12.40% 9.25%  13.27% -2.59% 16.29% 6.16% 10.60% 4.81%  -3.13%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                           1 YEAR  5 YEARS  10 YEARS
----------------------------------------------------------------------
High Yield Fund - Class A 2                -7.24%   5.83%     6.57%
Lehman Brothers Municipal Bond Index 3     -2.06%   6.91%     6.89%


                                                        SINCE
                                                        INCEPTION
                                              1 YEAR    (01/01/99)
--------------------------------------------------------------------
High Yield Fund - Class B 2                   -6.99%      -6.99%
Lehman Brothers Municipal Bond Index 3        -2.06%      -2.06%

                                                         SINCE
                                                         INCEPTION
                                              1 YEAR     (5/1/95)
--------------------------------------------------------------------
High Yield Fund - Class C 2                   -5.55%      5.01%
Lehman Brothers Municipal Bond Index 3        -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

NEW JERSEY FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
6.44%

WORST QUARTER:

Q1 '94
-4.79%
[End callout]


[Insert bar graph]

6.56%   12.46% 9.19%  10.97% -5.21% 15.58% 4.04% 8.34%  6.11%  -3.36%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                           1 YEAR   5 YEARS  10 YEARS
----------------------------------------------------------------------
New Jersey Fund - Class A 2                -7.44%    5.05%    5.82%
Lehman Brothers Municipal Bond Index 3     -2.06%    6.91%    6.89%


                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
--------------------------------------------------------------------
New Jersey Fund - Class C 2                      -5.74%     4.23%
Lehman Brothers Municipal Bond Index 3           -2.06%     5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

OREGON FUND - CLASS A ANNUAL TOTAL RETURNS

[Begin callout]
BEST QUARTER:

Q1 '95
6.54%

WORST QUARTER:

Q1 '94
-4.55%
[End callout]

[Insert bar graph]

5.55%   12.63% 8.66%  10.91% -4.93% 15.08% 4.32% 8.24%  5.44%  -3.87%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                           1 YEAR  5 YEARS  10 YEARS
----------------------------------------------------------------------
Oregon Fund - Class A                      -7.98%   4.74%     5.56%
Lehman Brothers Municipal Bond Index       -2.06%   6.91%     6.89%


                                                           SINCE
                                                           INCEPTION
                                                 1 YEAR    (5/1/95)
---------------------------------------------------------------------
Oregon Fund - Class C 2                          -6.16%     3.93%
Lehman Brothers Municipal Bond Index 3           -2.06%     5.84%

1.Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

PENNSYLVANIA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.81%

WORST QUARTER:

Q1 '94
-3.64%
[End callout]

[Insert bar graph]

 3.87%  13.48% 9.83%  11.66% -3.29% 14.34% 4.50% 8.94%  5.48%  -4.08%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                           1 YEAR  5 YEARS  10 YEARS
----------------------------------------------------------------------
Pennsylvania Fund - Class A 2              -8.18%   4.76%     5.84%
Lehman Brothers Municipal Bond Index 3     -2.06%   6.91%     6.89%


                                                         SINCE
                                                         INCEPTION
                                             1 YEAR      (5/1/95)
--------------------------------------------------------------------
Pennsylvania Fund - Class C 2                -6.48%        4.03%
Lehman Brothers Municipal Bond Index 3       -2.06%        5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

PUERTO RICO FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.95%

WORST QUARTER:

Q1 '94
-4.27%
[End callout]

[Insert bar graph]

 5.38%  12.27% 9.12%  10.99% -4.28% 14.49% 5.08% 8.75%  5.74%  -2.34%
----------------------------------------------------------------------
  90      91     92     93     94     95    96     97     98     99
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                           1 YEAR  5 YEARS  10 YEARS
----------------------------------------------------------------------
Puerto Rico Fund - Class A 2               -6.51%   5.29%     5.90%
Lehman Brothers Municipal Bond Index 3     -2.06%   6.91%     6.89%



                                                           SINCE
                                                           INCEPTION
                                                 1 YEAR    (5/1/95)
---------------------------------------------------------------------
Puerto Rico Fund - Class C 2                     -4.77%     4.45%
Lehman Brothers Municipal Bond Index 3           -2.06%     5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains.

May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

IV. In the section "Fees and Expenses", which begins on page 20, the following changes are made:

(a) The information for the Arizona, New Jersey and Pennsylvania Funds in the Shareholder Fees table and in the Annual Fund Operating Expenses table is revised to read as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        ARIZONA  NEW JERSEY  PENNSYLVANIA
CLASS A                                 FUND        FUND       FUND
-------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering price
                                        4.25%       4.25%      4.25%
 Load imposed on purchases              4.25%       4.25%      4.25%
 Maximum deferred sales charge (load) 1 NONE        NONE       NONE
Exchange fee                            NONE        NONE       NONE

CLASS B 2
-------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price       4.00%       4.00%      4.00%
 Load imposed on purchases              NONE        NONE       NONE
 Maximum deferred sales charge (load) 3 4.00%       4.00%      4.00%
Exchange fee                            NONE        NONE       NONE

CLASS C
-------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price       1.99%       1.99%      1.99%

 Load imposed on purchases              1.00%       1.00%      1.00%
 Maximum deferred sales charge (load) 4 0.99%       0.99%      0.99%
Exchange fee                            NONE        NONE       NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)

                                        ARIZONA  NEW JERSEY  PENNSYLVANIA
CLASS A                                 FUND        FUND       FUND
-------------------------------------------------------------------
Management fees                         0.48%       0.49%      0.48%
Distribution and service (12b-1) fees   0.09%       0.09%      0.09%
Other expenses                          0.06%       0.07%      0.08%
Total annual fund operating expenses    0.63%       0.65%      0.65%

CLASS B 2
-------------------------------------------------------------------
Management fees                         0.48%       0.49%      0.48%
Distribution and service (12b-1) fees   0.65%       0.65%      0.65%
Other expenses                          0.06%       0.07%      0.08%
Total annual fund operating expenses    1.19%       1.21%      1.21%

CLASS C
-------------------------------------------------------------------
Management fees                         0.48%       0.49%      0.48%
Distribution and service (12b-1 fees)   0.65%       0.65%      0.65%
Other expenses                          0.06%       0.07%      0.08%
Total annual fund operating expenses    1.19%       1.21%      1.21%

1. Except for investments of $1 million or more (see page 44).

2. The funds began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended February 28, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

(b) The information for the Arizona, New Jersey and Pennsylvania Funds in the Example table on pages 24 and 25 is revised to read as follows:

                                     ARIZONA  NEW JERSEY  PENNSYLVANIA
                                       FUND        FUND       FUND
-------------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A

1 Year 1                               $487        $489       $489
3 Years                                $618        $624       $624
5 Years                                $761        $772       $772
10 Years                             $1,178      $1,201     $1,201

CLASS B

1 Year                                 $521        $523       $523
3 Years                                $678        $684       $684
5 Years                                $854        $865       $865
10 Years 2                           $1,287      $1,310     $1,310

CLASS C

1 Year                                 $318        $320       $320
3 Years                                $474        $480       $480
5 Years                                $748        $758       $758
10 Years                             $1,529      $1,551     $1,551

If you do not sell your shares:

CLASS B

1 Year                                 $121        $123       $123
3 Years                                $378        $384       $384
5 Years                                $654        $665       $665
10 Years 2                           $1,287      $1,310     $1,310

CLASS C

1 Year                                 $220        $222       $222
3 Years                                $474        $480       $480
5 Years                                $748        $758       $758
10 Years                             $1,529      $1,551     $1,551

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

V. The management team on pages 26 and 27 is replaced with the following:

The team responsible for the funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the Arizona, Colorado, Connecticut, Federal Intermediate, New Jersey and Oregon Funds since their inception and the High Yield, Pennsylvania and Puerto Rico Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JAMES PATRICK CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Federal
Intermediate Fund since December 1999. He joined the Franklin
Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Arizona, Colorado, New Jersey, Oregon and Puerto Rico Funds since 1992. She joined the Franklin Templeton Group in 1990.

JOHN HOPP, VICE PRESIDENT OF ADVISERS

Mr. Hopp has been an analyst or portfolio manager of the High
Yield Fund since 1993. He joined the Franklin Templeton Group in
1991.

MARK ORSI, VICE PRESIDENT OF ADVISERS

Mr. Orsi has been an analyst or portfolio manager of the Federal Intermediate Fund since its inception and the High Yield Fund since 1991. He joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Federal Intermediate Fund since its inception and the Connecticut
Fund since 1989. He joined the Franklin Templeton Group in 1986.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Arizona, Oregon and Pennsylvania Funds since 1991. He joined the
Franklin Templeton Group in 1989.

STELLA WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Colorado, Connecticut, New Jersey and Pennsylvania Funds since their inception and the Puerto Rico Fund since 1986. She joined the Franklin Templeton Group in 1986.

VI. The following information is added to the section "Financial Highlights", which begins on page 31:

ARIZONA FUND                            SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.38
 Net investment income                         .29
 Net realized and unrealized
  gains (losses)                              (.55)
Total from investment operations              (.26)
 Distributions from net investment
  income                                      (.29) 2
 Distributions from net realized gains        (.04)
Total distributions                           (.33)
Net asset value, end of period               10.79
Total return (%) 3                           (2.36)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        832,231
Ratios to average net assets: (%)
 Expenses                                      .64 4
 Net investment income                        5.12 4
Portfolio turnover rate (%)                  13.62

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.45
 Net investment income                         .26
 Net realized and unrealized
  gains (losses)                              (.55)
Total from investment operations              (.29)
 Distributions from net investment
  income                                      (.26) 5
 Distributions from net realized gains        (.04)
Total distributions                           (.30)
Net asset value, end of period               10.86
Total return (%) 3                           (2.61)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)         24,808
Ratios to average net assets: (%)
 Expenses                                     1.20 4
 Net investment income                        4.56 4
Portfolio turnover rate (%)                  13.62

COLORADO FUND                           SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         12.05
 Net investment income                         .29
 Net realized and unrealized
  gains (losses)                              (.63)
Total from investment operations              (.34)
 Distributions from net investment
  income                                      (.30) 6
 Distributions from net realized gains        (.01)
Total distributions                           (.31)
Net asset value, end of period               11.40
Total return (%) 3                           (2.82)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        288,952
Ratios to average net assets: (%)
 Expenses                                      .69 4
 Net investment income                        4.96 4
Portfolio turnover rate (%)                  14.07

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         12.11
 Net investment income                         .26
 Net realized and unrealized
  gains (losses)                              (.63)
Total from investment operations              (.37)
 Distributions from net investment
  income                                      (.27) 7
 Distributions from net realized gains        (.01)
Total distributions                           (.28)
Net asset value, end of period               11.46
Total return (%) 3                           (3.08)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        22,497
Ratios to average net assets: (%)
 Expenses                                     1.24 4
 Net investment income                        4.41 4
Portfolio turnover rate (%)                  14.07

CONNECTICUT FUND                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.27
 Net investment income                         .28
 Net realized and unrealized
  gains (losses)                              (.63)
Total from investment operations              (.35)
 Distributions from net investment
  income                                      (.28)
Net asset value, end of period               10.64
Total return (%) 3                           (3.02)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        239,180
Ratios to average net assets: (%)
 Expenses                                      .70 4
 Net investment income                        5.03 4
Portfolio turnover rate (%)                  15.38

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.30
 Net investment income                         .25
 Net realized and unrealized
  gains (losses)                              (.62)
Total from investment operations              (.37)
 Distributions from net investment
  income                                      (.25)
Net asset value, end of period               10.68
Total return (%) 3                           (3.26)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        26,841
Ratios to average net assets: (%)
 Expenses                                     1.25 4
 Net investment income                        4.48 4
Portfolio turnover rate (%)                  15.38

FEDERAL INTERMEDIATE FUND               SIX MONTHS ENDED
                                         AUGUST 31, 1999
                                          (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.30
 Net investment income                         .26
 Net realized and unrealized
  gains (losses)                              (.43)
Total from investment operations              (.17)
 Distributions from net investment
  income                                      (.26)
Net asset value, end of period               10.87
Total return (%) 3                           (1.57)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        182,057
Ratios to average net assets: (%)
 Expenses                                      .75 4
 Expenses excluding waiver and
  payments by affiliate                        .76 4
 Net investment income                        4.56 4
Portfolio turnover rate (%)                  12.08

HIGH YIELD FUND                         SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.49
 Net investment income                         .32
 Net realized and unrealized
  gains (losses)                              (.48)
Total from investment operations              (.16)
 Distributions from net investment
  income                                      (.33) 5
 Distributions from net realized gains       -8
Total distributions                           (.33)
Net asset value, end of period               11.00
Total return (%) 3                           (1.40)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)     5,719
Ratios to average net assets: (%)
 Expenses                                      .61 4
 Net investment income                        5.70 4
Portfolio turnover rate (%)                  11.92

                                SIX MONTHS ENDED
                                     AUGUST 31, 1999
CLASS B                           (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.52
 Net investment income                         .29
 Net realized and unrealized losses           (.47)
Total from investment operations              (.18)
 Distributions from net investment
  income                                      (.30) 5
 Distributions from net realized gains       -8
Net asset value, end of period               11.04
Total return (%) 3                           (1.60)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        72,071
Ratios to average net assets: (%)
 Expenses                                     1.17 4
 Net investment income                        5.18 4
Portfolio turnover rate (%)                  11.92

HIGH YIELD FUND                         SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.56
 Net investment income                         .29
 Net realized and unrealized
  gains (losses)                              (.48)
Total from investment operations              (.19)
 Distributions from net investment
  income                                      (.30) 5
 Distributions from net realized gains       -8
Total distributions                           (.30)
Net asset value, end of period               11.07
Total return (%) 3                           (1.76)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        631,669
Ratios to average net assets:               (%)
 Expenses                                     1.17 4
 Net investment income                        5.14 4
Portfolio turnover rate (%)                  11.92

NEW JERSEY FUND                         SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.96
 Net investment income                         .30
 Net realized and unrealized
  gains (losses)                              (.54)
Total from investment operations              (.24)
 Distributions from net investment
  income                                      (.31) 9
 Distributions from net realized gains       -8
Net asset value, end of period               11.41
Total return (%) 3                           (2.05)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        677,939
Ratios to average net assets: (%)
 Expenses                                      .66 4
 Net investment income                        5.06 4
Portfolio turnover rate (%)                   5.59

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         12.03
 Net investment income                         .26
 Net realized and unrealized
  gains (losses)                              (.55)
Total from investment operations              (.29)
 Distributions from net investment
  income                                      (.27) 2
 Distributions from net realized gains       -8
Net asset value, end of period               11.47
Total return (%) 3                           (2.40)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        51,770
Ratios to average net assets: (%)
 Expenses                                     1.22 4
 Net investment income                        4.50 4
Portfolio turnover rate (%)                   5.59

OREGON FUND                             SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.83
 Net investment income                         .29
 Net realized and unrealized
  gains (losses)                              (.59)
Total from investment operations              (.30)
 Distributions from net investment
  income                                      (.30)
Net asset value, end of period               11.23
Total return (%) 3                           (2.62)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        471,951
Ratios to average net assets: (%)
 Expenses                                      .66 4
 Net investment income                        4.98 4
Portfolio turnover rate (%)                  15.60

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.90
 Net investment income                         .26
 Net realized and unrealized
  gains (losses)                              (.59)
Total from investment operations              (.33)
 Distributions from net investment
  income                                      (.26)
Net asset value, end of period               11.31
Total return (%) 3                           (2.88)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        36,911
Ratios to average net assets: (%)
 Expenses                                     1.22 4
 Net investment income                        4.44 4
Portfolio turnover rate (%)                  15.60

PENNSYLVANIA FUND                       SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         10.52
 Net investment income                         .27
 Net realized and unrealized
  gains (losses)                              (.53)
Total from investment operations              (.26)
 Distributions from net investment
  income                                      (.28) 5
Net asset value, end of period                9.98
Total return (%) 3                           (2.61)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        707,102
Ratios to average net assets: (%)
 Expenses                                      .66 4
 Net investment income                        5.16 4
Portfolio turnover rate (%)                  12.92

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         10.57
 Net investment income                         .24
 Net realized and unrealized
  gains (losses)                              (.54)
Total from investment operations              (.30)
 Distributions from net investment
  income                                      (.24) 10
Net asset value, end of period               10.03
Total return (%) 3                           (2.87)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        44,774
Ratios to average net assets: (%)
 Expenses                                     1.22 4
 Net investment income                        4.60 4
Portfolio turnover rate (%)                  12.92

PUERTO RICO FUND                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.88
 Net investment income                         .29
 Net realized and unrealized
  gains (losses)                              (.49)
Total from investment operations              (.20)
 Distributions from net investment
  income                                      (.29) 11
 Distributions from net realized gains        (.02)
Total distributions                           (.31)
Net asset value, end of period               11.37
Total return (%) 3                           (1.74)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        211,036
Ratios to average net assets: (%)
 Expenses                                      .76 4
 Net investment income                        4.98 4
Portfolio turnover rate (%)                   6.14

                                        SIX MONTHS ENDED
                                         AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         11.89
 Net investment income                         .26
 Net realized and unrealized
  gains (losses)                              (.48)
Total from investment operations              (.22)
 Distributions from net investment
  income                                      (.26) 11
 Distributions from net realized gains        (.02)
Total distributions                           (.28)
Net asset value, end of period               11.39
Total return (%) 3                           (1.94)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)         8,002
Ratios to average net assets: (%)
 Expenses                                     1.32 4
 Net investment income                        4.42 4
Portfolio turnover rate (%)                   6.14

1. Based on average shares outstanding.

2. Includes distributions in excess of net investment income in the amount of $.006.

3. Total return does not include sales charges, and is not annualized.

4. Annualized.

5. Includes distributions in excess of net investment income in the amount of $.005.

6. Includes distributions in excess of net investment income in the amount of $.009.

7. Includes distributions in excess of net investment income in the amount of $.008.

8. Includes distributions of net realized capital gains in the amount of $.003.

9. Includes distributions of net realized capital gains in the amount of $.007.

10. Includes distributions in excess of net investment income in the amount of $.004.

11. Includes distributions in excess of net investment income in the amount of $.001.

VII. In the section "Choosing a Share Class", which begins on page 43, the following changes are made:

(a) The first chart on page 43 is replaced with the following:

                        CLASS B (ARIZONA,      CLASS C (ALL FUNDS
                        HIGH YIELD, NEW        EXCEPT FEDERAL
                        JERSEY AND             INTERMEDIATE)
CLASS A                 PENNSYLVANIA FUNDS
                        ONLY)
----------------------------------------------------------------------
o Initial sales charge  o No initial sales     o Initial sales
  of 2.25% or less         charge                charge of 1%
  (Federal
  Intermediate Fund)
  or 4.25% or less
  (all other funds)
o Deferred sales        o Deferred sales       o Deferred sales
  charge of 1% on          charge of 4% on       charge of 1% on
  purchases of $1          shares you sell       shares you sell
  million or more sold     within the first      within 18 months
  within 12 months         year, declining to
                           1% within six
                           years and
                           eliminated after
                           that


                        CLASS B (ARIZONA,      CLASS C (ALL FUNDS
                        HIGH YIELD, NEW        EXCEPT FEDERAL
                        JERSEY AND             INTERMEDIATE)
CLASS A                 PENNSYLVANIA FUNDS
                        ONLY)
----------------------------------------------------------------------
o Lower annual          o Higher annual        o Higher annual
  expenses than Class     expenses than          expenses than Class
  B or C due to lower     Class A (same as       A (same as Class B)
  distribution fees       Class C) due to        due to higher
                          higher                 distribution fees.
                          distribution fees.     No conversion to
                          Automatic              Class A shares, so
                          conversion to          annual expenses do
                          Class A shares         not decrease.
                          after eight years,
                          reducing future
                          annual expenses.

       THE ARIZONA, NEW JERSEY AND PENNSYLVANIA FUNDS BEGAN OFFERING CLASS
                          B SHARES ON FEBRUARY 1, 2000.

(b) The section "Sales Charges - Class B (High Yield Fund Only)" is renamed "Sales Charges - Class B".

VIII. The section "Sales Charge Waivers" on page 48 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

IX. The following sentence is added after the minimum investments table on page 48:

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

X. In the Selling Shares table on page 54 the section "By Wire" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of     You can call or write to have redemption
three lightning        proceeds sent to a bank account. See the
bolts] BY ELECTRONIC   policies above for selling shares by mail or
FUNDS                  phone.
TRANSFER (ACH)
                       Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                       If we receive your request in proper form by
                       1:00 p.m. Pacific time, proceeds sent by ACH
                       generally will be available within two to
                       three business days.
----------------------------------------------------------------------

XI. The section "Statements and Reports" on page 55 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XII. The section "Dealer Compensation" on page 57 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

ALL FUNDS (EXCEPT FEDERAL INTERMEDIATE) CLASS A  CLASS B    CLASS C
-------------------------------------------------------------------
COMMISSION (%)                           -        3.00       2.00
Investment under $100,000                4.00     -          -
$100,000 but under $250,000              3.25     -          -
$250,000 but under $500,000              2.25     -          -
$500,000 but under $1 million            1.85     -          -
$1 million or more                 up to 0.75 1   -          -
12B-1 FEE TO DEALER                      0.10     0.15 2     0.65 3

FEDERAL INTERMEDIATE FUND
-------------------------------------------------------------------
COMMISSION (%)  -
Investment under $100,000                2.00
$100,000 but under $250,000              1.50
$250,000 but under $500,000              1.00
$500,000 but under $1 million            0.85
$1 million or more                 up to 0.75 1
12B-1 FEE TO DEALER                      0.10

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

         Please keep this supplement for future reference.



o TF1 SA-2

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                             FRANKLIN TAX-FREE TRUST
           (TF1 - FRANKLIN ARIZONA INSURED, FLORIDA INSURED, INSURED,
                             MASSACHUSETTS INSURED,
          MICHIGAN INSURED, MINNESOTA INSURED AND OHIO INSURED TAX-FREE
                                  INCOME FUNDS)
                 DATED JULY 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information is amended as follows:

I. As of February 1, 2000, the Insured, Michigan and Ohio Funds offer three classes of shares: Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Semiannual Report to Shareholders, for the six-month period ended August 31, 1999, also are incorporated by reference.

III. The third paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

The Insured, Michigan and Ohio Funds currently offer three classes of shares, Class A, Class B and Class C. The funds began offering Class B shares on February 1, 2000. The Massachusetts and Minnesota Funds currently offer two classes of shares, Class A and Class C. The full title of each class is:

o Franklin Insured Tax-Free Income Fund - Class A
o Franklin Insured Tax-Free Income Fund - Class B
o Franklin Insured Tax-Free Income Fund - Class C
o Franklin Massachusetts Insured Tax-Free Income Fund - Class A
o Franklin Massachusetts Insured Tax-Free Income Fund - Class C
o Franklin Michigan Insured Tax-Free Income Fund - Class A
o Franklin Michigan Insured Tax-Free Income Fund - Class B
o Franklin Michigan Insured Tax-Free Income Fund - Class C
o Franklin Minnesota Insured Tax-Free Income Fund - Class A
o Franklin Minnesota Insured Tax-Free Income Fund - Class C
o Franklin Ohio Insured Tax-Free Income Fund - Class A
o Franklin Ohio Insured Tax-Free Income Fund - Class B
o Franklin Ohio Insured Tax-Free Income Fund - Class C

IV. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

V. The first sentence of the section "Initial sales charges" on page 17 is revised to read:

The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

VI. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 18 is revised to read:

This waiver category also applies to Class B and C shares.

VII. The following is added after the first paragraph in the section "Contingent deferred sales charge (CDSC)" on page 20:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES              THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING THEM     YOUR PROCEEDS AS A CDSC
----------------------------------------------------------------------
1 Year                                                 4
2 Years                                                4
3 Years                                                3
4 Years                                                3
5 Years                                                2
6 Years                                                1
7 Years                                                0

VIII. The section "The Class C Plan", found on page 24 under "Distribution and service (12b-1) fees", is replaced with the following:

The Class B and C plans. Under the Class B and C plans, each fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans also are used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

IX. The section "The Class A and C Plans," found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class A, B and C Plans."

X. The following information is added to the applicable sections under "Performance", which begins on page 25:

Average annual total return

The average annual total returns for the indicated periods ended August 31, 1999, were:

                                                          SINCE
                    INCEPTION 1 YEAR   5 YEARS   10 YEARS INCEPTION
                    DATE      (%)      (%)       (%)      (%)
-------------------------------------------------------------------
CLASS A

Arizona Fund        4/30/93   -5.56    5.52      -        4.85
Florida Fund        4/30/93   -4.89    5.65      -        4.45
Insured Fund        4/03/85   -4.54    4.58      6.23     7.50
Massachusetts Fund  4/03/85   -4.88    4.60      6.05     6.84
Michigan Fund       4/03/85   -3.84    4.82      6.27     7.25
Minnesota Fund      4/03/85   -4.58    4.15      5.76     7.11
Ohio Fund           4/03/85   -4.06    4.69      6.21     7.22

                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
                                                 (%)      (%)
-------------------------------------------------------------------
CLASS C

Insured Fund                                     -2.72    4.73
Massachusetts Fund                               -3.08    4.64
Michigan Fund                                    -1.99    5.01
Minnesota Fund                                   -2.83    4.23
Ohio Fund                                        -2.37    4.86

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended August 31, 1999, were:

                                                          SINCE
                    INCEPTION 1 YEAR   5 YEARS   10 YEARS INCEPTION
                    DATE      (%)      (%)       (%)      (%)
-------------------------------------------------------------------
CLASS A

Arizona Fund        4/30/93   -5.56    30.85     -         34.97
Florida Fund        4/30/93   -4.89    31.64     -         31.78
Insured Fund        4/03/85   -4.54    25.08     83.01    183.67
Massachusetts Fund  4/03/85   -4.88    25.19     79.90    159.35
Michigan Fund       4/03/85   -3.84    26.53     83.70    174.05
Minnesota Fund      4/03/85   -4.58    22.56     75.08    168.94
Ohio Fund           4/03/85   -4.06    25.73     82.67    173.14

                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
                                                 (%)      (%)
-------------------------------------------------------------------
CLASS C

Insured Fund                                     -2.72    22.19
Massachusetts Fund                               -3.08    21.73
Michigan Fund                                    -1.99    23.59
Minnesota Fund                                   -2.83    19.66
Ohio Fund                                        -2.37    22.88

CURRENT YIELD

The yields for the 30-day period ended August 31, 1999, were:

                                                 CLASS A  CLASS C
                                                 (%)      (%)
-------------------------------------------------------------------
Arizona Fund                                     4.36     -
Florida Fund                                     4.42     -
Insured Fund                                     4.49     4.08
Massachusetts Fund                               4.37     3.94
Michigan Fund                                    4.33     3.90
Minnesota Fund                                   4.44     4.03
Ohio Fund                                        4.45     4.02

TAXABLE-EQUIVALENT YIELD

The taxable-equivalent yields for the 30-day period ended August 31, 1999, were:

                                                 CLASS A  CLASS C
                                                 (%)      (%)
-------------------------------------------------------------------
Arizona Fund                                     7.60     -
Florida Fund                                     7.32     -
Insured Fund                                     7.43     6.75
Massachusetts Fund                               7.69     6.94
Michigan Fund                                    7.50     6.75
Minnesota Fund                                   8.03     7.29
Ohio Fund                                        7.91     7.14

CURRENT DISTRIBUTION RATE

The current distribution rates for the 30-day period ended August 31, 1999, were:

                                                 CLASS A  CLASS C
                                                 (%)      (%)
-------------------------------------------------------------------
Arizona Fund                                     4.50     -
Florida Fund                                     4.55     -
Insured Fund                                     4.98     4.59
Massachusetts Fund                               4.91     4.50
Michigan Fund                                    4.85     4.44
Minnesota Fund                                   4.83     4.41
Ohio Fund                                        4.83     4.41

The taxable-equivalent distribution rates for the 30-day period ended August 31, 1999, were:

                                                 CLASS A  CLASS C
                                                 (%)      (%)
-------------------------------------------------------------------
Arizona Fund                                     7.85     -
Florida Fund                                     7.53     -
Insured Fund                                     8.25     7.60
Massachusetts Fund                               8.64     7.92
Michigan Fund                                    8.40     7.69
Minnesota Fund                                   8.74     7.98
Ohio Fund                                        8.58     7.83

         Please keep this supplement for future reference.



O TF2 SA-2

                 SUPPLEMENT DATED FEBRUARY 1, 2000
           TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                             FRANKLIN TAX-FREE TRUST
         (TF2 - FRANKLIN ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND,MISSOURI, NORTH CAROLINA, TEXAS AND VIRGINIA TAX-FREE
                                  INCOME FUNDS)
          DATED JULY 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information is amended as follows:

I. As of February 1, 2000, the Florida Fund offers three classes of shares:
Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Semiannual Report to Shareholders, for the six-month period ended August 31, 1999, also are incorporated by reference.

III. The third paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

Each fund, except the Florida and Kentucky Funds, currently offers two classes of shares, Class A and Class C. The Florida Fund currently offers three classes of shares, Class A, Class B and Class C. The Florida Fund began offering Class B shares on February 1, 2000. The full title of each class is:

o Franklin Alabama Tax-Free Income Fund - Class A
o Franklin Alabama Tax-Free Income Fund - Class C
o Franklin Florida Tax-Free Income Fund - Class A
o Franklin Florida Tax-Free Income Fund - Class B
o Franklin Florida Tax-Free Income Fund - Class C
o Franklin Georgia Tax-Free Income Fund - Class A
o Franklin Georgia Tax-Free Income Fund - Class C
o Franklin Louisiana Tax-Free Income Fund - Class A
o Franklin Louisiana Tax-Free Income Fund - Class C
o Franklin Maryland Tax-Free Income Fund - Class A
o Franklin Maryland Tax-Free Income Fund - Class C
o Franklin Missouri Tax-Free Income Fund - Class A
o Franklin Missouri Tax-Free Income Fund - Class C
o Franklin North Carolina Tax-Free Income Fund - Class A
o Franklin North Carolina Tax-Free Income Fund - Class C
o Franklin Texas Tax-Free Income Fund - Class A
o Franklin Texas Tax-Free Income Fund - Class C
o Franklin Virginia Tax-Free Income Fund - Class A
o Franklin Virginia Tax-Free Income Fund - Class C

IV. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the principal shareholders of the funds, beneficial or of record, were:


                                                       PERCENTAGE
NAME AND ADDRESS                        SHARE CLASS       (%)
-------------------------------------------------------------------
TEXAS FUND
Family Ltd. Partnership                 Class C         6.64
Alo Family Limited
4512 Teas St.
Bellaire, TX 77401-4223

PaineWebber For the Benefit of
Timothy A. Costello                     Class C         6.45
9501 Bell Mountain Dr.
Austin, TX 78730-2712

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

V. The first sentence of the section "Initial sales charges" on page 17 is revised to read:

The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

VI. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 18 is revised to read:

This waiver category also applies to Class B and C shares.

VII. The following is added after the first paragraph in the section "Contingent deferred sales charge (CDSC)" on page 20:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES              THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING THEM     YOUR PROCEEDS AS A CDSC
----------------------------------------------------------------------
1 Year                                                 4
2 Years                                                4
3 Years                                                3
4 Years                                                3
5 Years                                                2
6 Years                                                1
7 Years                                                0

VIII. The section "The Class C Plan", found on page 24 under "Distribution and service (12b-1) fees", is replaced with the following:

THE CLASS B AND C PLANS. Under the Class B and C plans, each fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans also are used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

IX. The section "The Class A and C Plans," found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class A, B and C Plans."

X. The following information is added to the applicable sections under "Performance", which begins on page 25:

AVERAGE ANNUAL TOTAL RETURN

The average annual total returns for the indicated periods ended August 31, 1999, were:


                                                          SINCE
                      INCEPTION  1 YEAR 5 YEARS 10 YEARS  INCEPTION
                      DATE       (%)    (%)     (%)       (%)
-------------------------------------------------------------------
CLASS A

Alabama Fund          09/01/87   -4.48   4.54   6.21      6.76
Florida Fund          09/01/87   -4.08   4.90   6.52      7.14
Georgia Fund          09/01/87   -4.61   4.55   6.23      6.83
Kentucky Fund         10/12/91   -5.05   5.27   -         6.11
Louisiana Fund        09/01/87   -4.87   4.65   6.23      6.79
Maryland Fund         10/03/88   -4.80   4.98   6.34      6.47
Missouri Fund         09/01/87   -5.07   4.89   6.51      6.93
North Carolina Fund   09/01/87   -4.86   4.73   6.19      6.87
Texas Fund            09/01/87   -4.73   4.74   6.36      7.03
Virginia Fund         09/01/87   -5.16   4.67   6.34      6.90

                                                          SINCE
                                                          INCEPTION
                                                1 YEAR    (5/1/95)
                                                (%)       (%)
-------------------------------------------------------------------
CLASS C

Alabama Fund                                    -2.76     4.68
Florida Fund                                    -2.39     5.06
Georgia Fund                                    -2.81     4.65
Louisiana Fund                                  -3.12     4.93
Maryland Fund                                   -3.05     5.14
Missouri Fund                                   -3.33     5.04
North Carolina Fund                             -3.17     4.92
Texas Fund                                      -3.02     5.18
Virginia Fund                                   -3.33     4.86

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended August 31, 1999, were:

                                                          SINCE
                      INCEPTION  1 YEAR 5 YEARS 10 YEARS  INCEPTION
                      DATE       (%)    (%)     (%)       (%)
-------------------------------------------------------------------
CLASS A

Alabama Fund          09/01/87   -4.48   24.85  82.62     119.24
Florida Fund          09/01/87   -4.08   27.05  88.08     128.84
Georgia Fund          09/01/87   -4.61   24.89  83.01     121.07
Kentucky Fund         10/12/91   -5.05   29.29  -          59.62
Louisiana Fund        09/01/87   -4.87   25.49  83.01     119.90
Maryland Fund         10/03/88   -4.80   27.49  84.99      98.28
Missouri Fund         09/01/87   5.07    26.94  87.83     123.55
North Carolina Fund   09/01/87   -4.86   25.97  82.32     122.03
Texas Fund            09/01/87   -4.73   26.04  85.29     125.87
Virginia Fund         09/01/87   -5.16   25.64  84.84     122.76

                                                          SINCE
                                                          INCEPTION
                                                1 YEAR    (5/1/95)
                                                (%)       (%)
-------------------------------------------------------------------
CLASS C

Alabama Fund                                    -2.76     21.94
Florida Fund                                    -2.39     23.85
Georgia Fund                                    -2.81     21.80
Louisiana Fund                                  -3.12     23.23
Maryland Fund                                   -3.05     24.28
Missouri Fund                                   -3.33     23.77
North Carolina Fund                             -3.17     23.15
Texas Fund                                      -3.02     24.47
Virginia Fund                                   -3.33     22.83

CURRENT YIELD

The yields for the 30-day period ended August 31, 1999, were:

                                                CLASS A   CLASS C
                                                (%)       (%)
-------------------------------------------------------------------
Alabama Fund                                    4.78      4.39
Florida Fund                                    4.47      4.08
Georgia Fund                                    4.48      4.08
Kentucky Fund                                   4.85      -
Louisiana Fund                                  4.71      4.32
Maryland Fund                                   4.57      4.17
Missouri Fund                                   4.61      4.23
North Carolina Fund                             4.55      4.16
Texas Fund                                      4.59      4.20
Virginia Fund                                   4.55      4.15

TAXABLE-EQUIVALENT YIELD

The taxable-equivalent yields for the 30-day period ended August 31, 1999, were:

                                                CLASS A   CLASS C
                                                (%)       (%)
-------------------------------------------------------------------
Alabama Fund                                    8.33      7.65
Florida Fund                                    7.40      6.75
Georgia Fund                                    7.89      7.19
Kentucky Fund                                   8.54      -
Louisiana Fund                                  8.30      7.61
Maryland Fund                                   8.20      7.49
Missouri Fund                                   8.12      7.45
North Carolina Fund                             8.17      7.47
Texas Fund                                      7.60      6.95
Virginia Fund                                   7.99      7.29

CURRENT DISTRIBUTION RATE

The current distribution rates for the 30-day period ended August 31, 1999, were:

                                                CLASS A   CLASS C
                                                (%)       (%)
-------------------------------------------------------------------
Alabama Fund                                    5.17      4.76
Florida Fund                                    5.06      4.65
Georgia Fund                                    4.95      4.43
Kentucky Fund                                   5.10      -
Louisiana Fund                                  5.12      4.74
Maryland Fund                                   4.78      4.35
Missouri Fund                                   4.99      4.59
North Carolina Fund                             4.93      4.52
Texas Fund                                      5.09      4.71
Virginia Fund                                   4.95      4.54

The taxable-equivalent distribution rates for the 30-day period ended August 31, 1999, were:

                                                CLASS A   CLASS C
                                                (%)       (%)
-------------------------------------------------------------------
Alabama Fund                                    9.01      8.30
Florida Fund                                    8.38      7.70
Georgia Fund                                    8.72      7.80
Kentucky Fund                                   8.98      -
Louisiana Fund                                  9.02      8.35
Maryland Fund                                   8.58      7.81
Missouri Fund                                   8.79      8.08
North Carolina Fund                             8.85      8.11
Texas Fund                                      8.43      7.80
Virginia Fund                                   8.70      7.98

         Please keep this supplement for future reference.



O TF3 SA-2

                 SUPPLEMENT DATED FEBRUARY 1, 2000
           TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                             FRANKLIN TAX-FREE TRUST
      (TF3 - FRANKLIN ARIZONA, COLORADO, CONNECTICUT, FEDERAL
         INTERMEDIATE-TERM, HIGH YIELD, INDIANA, MICHIGAN,
 NEW JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO TAX-FREE INCOME
                                     FUNDS)
          DATED JULY 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information is amended as follows:

I. As of February 1, 2000, the Arizona, New Jersey and Pennsylvania Funds offer three classes of shares: Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Semiannual Report to Shareholders, for the six-month period ended August 31, 1999, also are incorporated by reference.

III. The third paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

The Arizona, High Yield, New Jersey and Pennsylvania Funds currently offer three classes of shares, Class A, Class B and Class C. The Arizona, New Jersey and Pennsylvania Funds began offering Class B shares on February 1, 2000. The Colorado, Connecticut, Oregon and Puerto Rico Funds currently offer two classes of shares, Class A and Class C. The full title of each class is:

o Franklin Arizona Tax-Free Income Fund - Class A
o Franklin Arizona Tax-Free Income Fund - Class B
o Franklin Arizona Tax-Free Income Fund - Class C
o Franklin Colorado Tax-Free Income Fund - Class A
o Franklin Colorado Tax-Free Income Fund - Class C
o Franklin Connecticut Tax-Free Income Fund - Class A
o Franklin Connecticut Tax-Free Income Fund - Class C
o Franklin High Yield Tax-Free Income Fund - Class A
o Franklin High Yield Tax-Free Income Fund - Class B
o Franklin High Yield Tax-Free Income Fund - Class C
o Franklin New Jersey Tax-Free Income Fund - Class A
o Franklin New Jersey Tax-Free Income Fund - Class B
o Franklin New Jersey Tax-Free Income Fund - Class C
o Franklin Oregon Tax-Free Income Fund - Class A
o Franklin Oregon Tax-Free Income Fund - Class C
o Franklin Pennsylvania Tax-Free Income Fund - Class A
o Franklin Pennsylvania Tax-Free Income Fund - Class B
o Franklin Pennsylvania Tax-Free Income Fund - Class C
o Franklin Puerto Rico Tax-Free Income Fund - Class A
o Franklin Puerto Rico Tax-Free Income Fund - Class C

IV. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the principal shareholder of the funds, beneficial or of record, was:

                                                        PERCENTAGE
NAME AND ADDRESS                   SHARE CLASS           (%)
-------------------------------------------------------------------
ARIZONA FUND
NFSC FEBO Apr-574678               Class A              6.62
Valley Concrete Materials
P. O. Box 634
Cottonwood, AZ 86326

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

V. The first paragraph of the section "Initial sales charges" on page 18 is revised to read:

The maximum initial sales charge is 2.25% for the Federal Intermediate Fund. For each of the other funds, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

VI. The second paragraph in the section "Contingent deferred sales charge
(CDSC)" on page 20 is revised to read as follows:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

VII. The section "The Class B (High Yield Fund only) and C Plans", found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class B and C Plans."

VIII. The following information is added to the applicable sections under "Performance", which begins on page 25:

Average annual total return

The average annual total returns for the indicated periods ended August 31, 1999, were:

                                                          SINCE
                    INCEPTION 1 YEAR   5 YEARS   10 YEARS INCEPTION
                    DATE      (%)      (%)       (%)      (%)
-------------------------------------------------------------------
CLASS A

Arizona Fund         9/01/87   -4.47   4.60      6.25     6.72
Colorado Fund        9/01/87   -5.16   4.93      6.46     6.97
Connecticut Fund    10/03/88   -5.02   4.53      5.84     6.07
Federal
Intermediate Fund    9/21/92   -1.68   5.23      -        5.81
High Yield Fund      3/18/86   -4.56   5.93      7.11     7.63
New Jersey Fund      5/12/88   -4.13   4.82      6.32     6.90
Oregon Fund          9/01/87   -4.89   4.56      6.00     6.40
Pennsylvania Fund   12/01/86   -4.76   4.78      6.36     6.27
Puerto Rico Fund     4/03/85   -3.76   5.04      6.31     7.13

                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
                                                 (%)      (%)
-------------------------------------------------------------------
CLASS C

Arizona Fund                                     -2.73    4.79
Colorado Fund                                    -3.38    5.07
Connecticut Fund                                 -3.26    4.82
High Yield Fund                                  -2.81    6.06
New Jersey Fund                                  -2.39    5.03
Oregon Fund                                      -3.04    4.73
Pennsylvania Fund                                -3.04    4.92
Puerto Rico Fund                                 -1.98    5.19

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended August 31, 1999, were:

                                                          SINCE
                    INCEPTION  1 YEAR  5 YEARS   10 YEARS INCEPTION
                    DATE       (%)     (%)       (%)      (%)
-------------------------------------------------------------------
CLASS A

Arizona Fund         9/01/87   -4.47   25.22     83.44    118.20
Colorado Fund        9/01/87   -5.16   27.22     86.95    124.42
Connecticut Fund    10/03/88   -5.02   24.77     76.37     90.35
Federal
Intermediate Fund    9/21/92   -1.68   29.01     -         48.01
High Yield Fund      3/18/86   -4.56   33.39     98.72    168.95
New Jersey Fund      5/12/88   -4.13   26.57     84.55    112.59
Oregon Fund          9/01/87   -4.89   24.99     79.16    110.42
Pennsylvania Fund   12/01/86   -4.76   26.31     85.28    117.21
Puerto Rico Fund     4/03/85   -3.76   27.90     84.33    169.81

                                                         SINCE
                                                         INCEPTION
                                                         (1/1/99)
                                                         (%)
-------------------------------------------------------------------
CLASS B

High Yield Fund                                           -4.50

                                                          SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
                                                 (%)      (%)
-------------------------------------------------------------------
CLASS C

Arizona Fund                                     -2.73    22.50
Colorado Fund                                    -3.38    23.91
Connecticut Fund                                 -3.26    22.64
High Yield Fund                                  -2.81    29.08
New Jersey Fund                                  -2.39    23.72
Oregon Fund                                      -3.04    22.21
Pennsylvania Fund                                -3.04    23.14
Puerto Rico Fund                                 -1.98    24.56

CURRENT YIELD

The yields for the 30-day period ended August 31, 1999, were:

                                       CLASS A   CLASS B  CLASS C
                                       (%)       (%)      (%)
-------------------------------------------------------------------
Arizona Fund                           4.48      -        4.06
Colorado Fund                          4.62      -        4.22
Connecticut Fund                       4.47      -        4.07
Federal Intermediate Fund              4.10      -        -
High Yield Fund                        5.28      4.95     4.90
New Jersey Fund                        4.46      -        4.06
Oregon Fund                            4.49      -        4.10
Pennsylvania Fund                      4.68      -        4.27
Puerto Rico Fund                       4.41      -        4.00

TAXABLE-EQUIVALENT YIELD

The taxable-equivalent yields for the 30-day period ended August 31, 1999, were:

                                       CLASS A   CLASS B  CLASS C
                                       (%)       (%)      (%)
-------------------------------------------------------------------
Arizona Fund                           7.81      -        7.08
Colorado Fund                          8.05      -        7.35
Connecticut Fund                       7.75      -        7.06
Federal Intermediate Fund              6.79      -        -
High Yield Fund                        8.74      8.20     8.11
New Jersey Fund                        7.89      -        7.18
Oregon Fund                            8.17      -        7.46
Pennsylvania Fund                      7.97      -        7.27
Puerto Rico Fund                       7.30      -        6.62

CURRENT DISTRIBUTION RATE

The current distribution rates for the 30-day period ended August 31, 1999, were:

                                       CLASS A   CLASS B  CLASS C
                                       (%)       (%)      (%)
-------------------------------------------------------------------
Arizona Fund                           5.06      -        4.63
Colorado Fund                          4.99      -        4.58
Connecticut Fund                       5.00      -        4.60
Federal Intermediate Fund              4.59      -        -
High Yield Fund                        5.64      5.28     5.28
New Jersey Fund                        5.03      -        4.63
Oregon Fund                            4.91      -        4.50
Pennsylvania Fund                      5.07      -        4.67
Puerto Rico Fund                       4.80      -        4.39

The taxable-equivalent distribution rates for the 30-day period ended August 31, 1999, were:

                                       CLASS A   CLASS B  CLASS C
                                       (%)       (%)      (%)
-------------------------------------------------------------------
Arizona Fund                           8.82      -        8.07
Colorado Fund                          8.70      -        7.98
Connecticut Fund                       8.67      -        7.97
Federal Intermediate Fund              7.60      -        -
High Yield Fund                        9.34      8.74     8.74
New Jersey Fund                        8.89      -        8.19
Oregon Fund                            8.93      -        8.19
Pennsylvania Fund                      8.64      -        7.95
Puerto Rico Fund                       7.95      -        7.27

         Please keep this supplement for future reference.










                             FRANKLIN TAX-FREE TRUST
                               FILE NOS. 02-94222
                                   & 811-4149

                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Restated Agreement and Declaration of Trust dated
                October 26, 1984
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (ii) Certificate of Amendment of Agreement and
                Declaration of Trust dated July 16, 1991
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (iii)Certificate of Amendment of Agreement and Declaration of Trust dated April 21, 1992
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (iv) Certificate of Amendment of Agreement and
                Declaration of Trust dated December 14, 1993
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (v)  Certificate of Amendment of Agreement and
                Declaration of Trust dated March 21, 1995
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (vi) Certificate of Secretary
                Amendment of Agreement and Declaration
                of Trust dated August 31, 1999

      (b)  By-laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (ii) Certificate of Amendment of By-Laws dated December 8, 1987
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (iii)Amendment to By-Laws dated April 21, 1992
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (iv) Certificate of Amendment of By-Laws dated December
                14, 1993
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (v)  Amendment to By-Laws dated January 18, 1994
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (c)  Instruments Defining Rights of Security Holders

                Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between Registrant and Franklin Investment Advisory Services, Inc. on behalf of Franklin Connecticut Tax-Free Income Fund dated October 1, 1996
                Filing: Post-Effective Amendment No. 24 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 27, 1997

           (ii) Management Agreement between Registrant and
                Franklin Advisers, Inc. dated December 1, 1986
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (iii)Amendment to Management Agreement between
                Registrant and Franklin Advisers, Inc. dated
                August 1, 1995
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (iv) Management Agreement between Registrant and
                Franklin Advisors on behalf of Franklin
                Connecticut Tax-Free Income Fund dated October 1,
                1998

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton
                Distributors, Inc. dated March 29, 1995
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (ii) Form of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

      (f)  Bonus or Profit Sharing Contracts

                Not Applicable

      (g)  Custodian Agreements

           (i)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (ii) Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (iii)Amendment dated May 7, 1997 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (iv) Amendment dated February 27, 1998 to Master
                Custody Agreement between Registrant and Bank of
                New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (v)  Foreign Custody Manager Agreement made as of July
                30, 1998, effective as of February 27, 1998 on behalf of each Investment Company listed on
                Schedule 1
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (vi) Amendment dated September 16, 1999, to Exhibit A of the Master Custody Agreement between Registrant and the bank of New York dated February 16, 1996

      (h)  Other Material Contracts

           (i)  Agreement between Registrant and Financial
                Guaranty Insurance Company dated March 8, 1985
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (ii) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company dated November 24, 1992
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 12
                to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

           (iii)Mutual Fund Agreement between Registrant and
                Financial Guaranty Insurance Company dated April
                30, 1993
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (iv) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated March
                11, 1998 between Franklin Advisers, Inc. and
                Franklin Templeton Services Inc.
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (v) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated July 1, 1997 between Franklin Investment Advisory Services, Inc. and Franklin Templeton Services, Inc.
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated April 17, 1998
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

                Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated September 21, 1992
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (ii) Letter of Understanding dated April 12, 1995
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (m)  Rule 12b-1 Plan

           (i) Class I shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following fund:
                Dated June 1, 1996
                Franklin Michigan Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 24 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 27, 1997

           (ii) Class I shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following funds:

                Dated July 1, 1993:
                Franklin Arizona Insured Tax-Free Income Fund
                Franklin Federal Intermediate-Term Tax-Free Income
                Fund
                Franklin Florida Insured Tax-Free Income Fund

                Dated May 1, 1994:
                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Indiana Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Kentucky Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Puerto Rico Tax-Free Income Fund
                Franklin Texas Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (iii)Class II shares Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                Dated March 30, 1995:
                Franklin Alabama Tax-Free Income Fund - Class II
                Franklin Arizona Tax-Free Income Fund - Class II
                Franklin Colorado Tax-Free Income Fund - Class II Franklin Connecticut Tax-Free Income Fund - Class II Franklin Florida Tax-Free Income Fund - Class II
                Franklin Georgia Tax-Free Income Fund - Class II
                Franklin High Yield Tax-Free Income Fund - Class II Franklin Insured Tax-Free Income Fund - Class II
                Franklin Louisiana Tax-Free Income Fund - Class II Franklin Maryland Tax-Free Income Fund- Class II
                Franklin Massachusetts Insured Tax-Free Income Fund -
                Class II
                Franklin Michigan Insured Tax-Free Income Fund - Class II Franklin Minnesota Insured Tax-Free Income Fund - Class II
                Franklin Missouri Tax-Free Income Fund - Class II Franklin New Jersey Tax-Free Income Fund - Class II Franklin North Carolina Tax-Free Income Fund - Class II Franklin Ohio Insured Tax-Free Income Fund - Class II Franklin Oregon Tax-Free Income Fund - Class II
                Franklin Pennsylvania Tax-Free Income Fund - Class II Franklin Puerto Rico Tax-Free Income Fund - Class II Franklin Texas Tax-Free Income Fund - Class II
                Franklin Virginia Tax-Free Income Fund - Class II
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (iv) Distribution Plan dated October 16, 1998 pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund - Class B and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (v) Form of Class B Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                Franklin Arizona Tax-Free Income Fund - Class B Franklin Florida Tax-Free Income Fund - Class B Franklin Insured Tax-Free Income Fund - Class B Franklin Michigan Inured Tax-Free Income Fund - Class B Franklin New Jersey Tax-Free Income Fund - Class B Franklin Ohio Insured Tax-Free Income Fund - Class B Franklin Pennsylvania Tax-Free Income Fund - Class B

      ((o) Rule 18f-3 Plan

           (i)  Multiple Class Plan dated October 19, 1995
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (ii) Multiple Class Plan dated March 19, 1998 on behalf of Franklin High Yield Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 27 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1999

           (iii)Form of Multiple Class Plan on behalf of Franklin
                Arizona Tax-Free Income Fund

           (iv) Form of Multiple Class Plan on behalf of Franklin
                Florida Tax-Free Income Fund

           (v)  Form of Multiple Class Plan on behalf of Franklin
                Insured Tax-Free Income Fund

           (vi) Form of Multiple Class Plan on behalf of Franklin
                Michigan Insured Tax-Free Income Fund

           (vii)Form of Multiple Class Plan on behalf of Franklin
                New Jersey Tax-Free Income Fund

           (viii)Form of Multiple Class Plan on behalf of Franklin Ohio Insured Tax-Free Income Fund

           (ix) Form of Multiple Class Plan on behalf of Franklin
                Pennsylvania Tax-Free Income Fund

      (p)  Power of Attorney

           (i)  Power of Attorney dated January 20, 2000


           (ii) Certificate of Secretary dated January 27, 2000



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
FUND

           None

ITEM 25.  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and trustees of the Registrant's managers also serve as officers and/or trustees for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Managers, Franklin Advisers, Inc. (SEC File 801-26292) and Franklin Investment Advisory Services, Inc. (SEC File 801-52152), incorporated herein by reference, which sets forth the officers and trustees of the investment managers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc. Franklin Equity Fund Franklin Federal Money Fund Franklin Federal Tax-Free Income Fund Franklin Floating Rate Trust Franklin Gold Fund Franklin High Income Trust Franklin Investors Securities Trust Franklin Managed Trust Franklin Money Fund Franklin Mutual Series Fund Inc. Franklin Municipal Securities Trust Franklin New York Tax-Free Income Fund Franklin New York Tax-Free Trust Franklin Real Estate Securities Trust Franklin Strategic Mortgage Portfolio Franklin Strategic Series Franklin Tax-Exempt Money Fund Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
 (formerly Franklin Valuemark Funds)
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investors Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

Not Applicable



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of January, 2000.

                                  FRANKLIN TAX-FREE TRUST
                                  By: RUPERT H. JOHNSON, JR.*
                                      Rupert H. Johnson, Jr.
                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*              Trustee and Principal
Rupert H. Johnson, Jr.               Executive Officer
                                     Dated:  January 27, 2000

MARTIN L. FLANAGAN*                  Principal Financial Officer
Martin L. Flanagan                   Dated: January 27, 2000

KIMBERLEY H. MONASTERIO*             Principal Accounting Officer
Kimberley H. Monasterio              Dated: January 27, 2000

FRANK H. ABBOTT, III*                Trustee
Frank H. Abbott, III                 Dated: January 27, 2000

HARRIS J. ASHTON*                    Trustee
Harris J. Ashton                     Dated: January 27, 2000

S. JOSEPH FORTUNATO*                 Trustee
S. Joseph Fortunato                  Dated: January 27, 2000

EDITH E. HOLIDAY*                    Trustee
Edith E. Holiday                     Dated: January 27, 2000

CHARLES B. JOHNSON*                  Trustee
Charles B. Johnson                   Dated: January 27, 2000

FRANK W. T. LAHAYE*                  Trustee
Frank W. T. LaHaye                   Dated: January 27, 2000

GORDON S. MACKLIN*                   Trustee
Gordon S. Macklin                    Dated: January 27, 2000


*By   /S/DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                      FRANKLIN TAX-FREE TRUST
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                                LOCATION

EX-99.a(i)        Restated Agreement and Declaration of      *
                  Trust dated October 26, 1984

EX-99.a(ii)       Certificate of Amendment of Agreement and  *
                  Declaration of Trust dated July 16, 1991

EX-99.a(iii)      Certificate of Amendment of Agreement and  *
                  Declaration of Trust dated April 21, 1992

EX-99.a(iv)       Certificate of Amendment of Agreement and  *
                  Declaration of Trust dated December 14,
                  1993

EX-99.a(v)        Certificate of Amendment of Agreement and  *
                  Declaration of Trust dated March 21, 1995

EX-99.a(vi)       Certificate of Secretary Amendment of      Attached
                  Agreement and Declaration of Trust dated
                  August 31, 1999

EX-99.b(i)        By-Laws                                    *

EX-99.b(ii)       Certificate of Amendment of By-Laws dated  *
                  December 8,1987

EX-99.b(iii)      Amendment to By-Laws dated April 21, 1992  *

EX.99.b(iv)       Certificate of Amendment of By-Laws dated  *
                  December 14, 1993

EX-99.b(v)        Amendment to By-Laws dated January 18,     *
                  1994

EX-99.d(i)        Management Agreement between Registrant    *
                  and Franklin Investment Advisory
                  Services, Inc. on behalf of Franklin
                  Connecticut Tax-Free Income Fund dated
                  October 1, 1996

EX-99.d(ii)       Management Agreement between Registrant    *
                  and Franklin Advisers, Inc. dated
                  December 1, 1986

EX-99.d(iii)      Amendment to Management Agreement between  *
                  Registrant and Franklin Advisers, Inc.
                  dated August 1, 1995

EX-99.d(iv)       Management Agreement between Registrant    Attached
                  and Franklin Advisors on behalf of
                  Franklin Connecticut Tax-Free Income Fund dated October 1, 1998

EX-99.e(i)        Amended and Restated Distribution          *
                  Agreement between Registrant and
                  Franklin/Templeton Distributors, Inc.
                  dated March 29, 1995

EX-99.e(ii)       Dealer Agreements Effective as of March    *
                  1, 1998 between Franklin/Templeton
                  Distributors, Inc. and securities dealers

EX-99.g(i)        Master Custody Agreement between           *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.g(ii)       Terminal Link Agreement between            *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.g(iii)      Amendment dated May 7, 1997 to Master      *
                  Custody Agreement between Registrant
                  and Bank of New York dated February 16,
                  1996

EX-99.g(iv)       Amendment dated February 27, 1998 to       *
                  Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.g(v)        Foreign Custody Manager Agreement made as  *
                  of July 30, 1998, effective as of February
                  27, 1998 on behalf of each Investment
                  Company listed on Schedule 1


EX-99.g(vi)       Amendment dated September 16, 1999, to    Attached
                  Exhibit A of the Master Custody Agreement between Registrant and the bank of New York dated February 16, 1996


EX-99.h(i)        Agreement between Registrant and           *
                  Financial Guaranty Insurance Company
                  dated March 8, 1985

EX-99.h(ii)       Amendment to Agreement between             *
                  Registrant and Financial Guaranty
                  Insurance Company dated November 24, 1992

EX-99.h(iii)      Mutual Fund Agreement between Registrant   *
                  and Financial Guaranty Insurance Company dated April 30, 1993

EX-99.h(iv)       Subcontract for Fund Administrative        *
                  Services dated October 1, 1996 and
                  Amendment thereto dated March 11, 1998
                  between Franklin Advisers, Inc. and
                  Franklin Templeton Services Inc.

EX-99.h(v)        Subcontract for Fund Administrative        *
                  Services dated October 1, 1996 and
                  Amendment thereto dated July 1, 1997
                  between Franklin Investment Advisory
                  Services, Inc. and Franklin Templeton
                  Services, Inc.

EX-99.i(i)        Opinion and Consent of Counsel dated       *
                  April 17, 1998

EX-99.j(i)        Consent of Independent Auditors            Attached

EX-99.l(i)        Letter of Understanding dated              *
                  September 21, 1992

EX-99.l(ii)       Letter of Understanding dated April 12,    *
                  1994

EX-99.m(i)        Class I Shares Distribution Plan pursuant  *
                  to Rule 12b-1 on behalf of Franklin
                  Michigan Tax-Free Income Fund dated June
                  1, 1996

EX-99.m(ii)       Class I Shares Distribution Plans          *
                  pursuant to Rule 12b-1 dated July 1, 1993
                  and May 1, 1994

EX-99.m(iii)      Class II Shares Distribution Plan          *
                  pursuant to Rule 12b-1 dated  March 30,
                  1995

EX-99.m(iv)       Distribution Plan pursuant to Rule 12b-1   *
                  between the Registrant on behalf of
                  Franklin High Yield Tax-Free Income
                  Fund - Class B and Franklin/Templeton
                  Distributors, Inc.

EX-99.m(v)        Form of Class B Distribution Plan          Attached
                  pursuant to Rule 12b-1

EX-99.o(i)        Multiple Class Plan dated October 19, 1995 *

EX-99.o(ii)       Multiple Class Plan on behalf of Franklin  *
                  High Yield Tax-Free Income Fund

EX-99.o(iii)      Form of Multiple Class Plan on behalf of   Attached
                  Franklin Arizona Tax-Free Income Fund

EX-99.o(iv)       Form of Multiple Class Plan on behalf of   Attached
                  Franklin Florida Tax-Free Income Fund

EX-99.o(v)        Form of Multiple Class Plan on behalf of   Attached
                  Franklin Insured Tax-Free Income Fund

EX-99.o(vi)       Form of Multiple Class Plan on behalf of   Attached
                  Franklin Michigan Insured Tax-Free Income
                  Fund

EX-99.o(vii)      Form of Multiple Class Plan on behalf of   Attached
                  Franklin New Jersey Tax-Free Income Fund

EX-99.o(viii)     Form of Multiple Class Plan on behalf of   Attached
                  Franklin Ohio Insured Tax-Free Income Fund

EX-99.o(ix)       Form of Multiple Class Plan on behalf of   Attached
                  Franklin Pennsylvania Tax-Free Income Fund

EX-99.p(i)        Power of Attorney dated January 20, 2000   Attached

EX-99.p(ii)       Certificate of Secretary dated January     Attached
                  27, 2000

*Incorporated by Reference